UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Prime Money Market Portfolio

Prime Reserves Portfolio

Tax-Exempt Portfolio

Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

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Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2019

Days	% of fund's investments 3/31/19
1 - 7	21.9
8 - 30	20.8
31 - 60	38.4
61 - 90	12.4
91 - 180	6.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
U.S. Treasury Debt	103.8%
Net Other Assets (Liabilities)*	(3.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/19
Class I	2.28%
Class II	2.13%
Class III	2.03%
Class IV	1.78%
Select Class	2.23%
Institutional Class	2.32%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2019, the most recent period shown in the table, would have been 2.25% for Class I, 2.10% for Class II, 2.00% for Class III, 1.75% Class IV, 2.19 for Select Class and 2.28% for Institutional Class.

Treasury Only Portfolio

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Debt - 103.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Notes
4/15/19	2.48%	$429,688	$429,866
U.S. Treasury Obligations - 101.7%
U.S. Treasury Bills
4/2/19 to 9/12/19	2.40 to 2.50	16,248,464	16,196,862
U.S. Treasury Notes
4/30/19 to 7/31/20	2.40 to 2.49 (b)	4,878,634	4,876,086
			21,072,948
TOTAL U.S. TREASURY DEBT
(Cost $21,502,814)			21,502,814
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $21,502,814)			21,502,814
NET OTHER ASSETS (LIABILITIES) - (3.8)%			(796,346)
NET ASSETS - 100%			$20,706,468

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $21,502,814)		$21,502,814
Receivable for investments sold		114,874
Receivable for fund shares sold		114,151
Interest receivable		21,734
Prepaid expenses		11
Receivable from investment adviser for expense reductions		549
Total assets		21,754,133
Liabilities
Payable for investments purchased	$996,274
Payable for fund shares redeemed	32,829
Distributions payable	14,829
Accrued management fee	2,364
Distribution and service plan fees payable	341
Other affiliated payables	836
Other payables and accrued expenses	192
Total liabilities		1,047,665
Net Assets		$20,706,468
Net Assets consist of:
Paid in capital		$20,706,713
Total distributable earnings (loss)		(245)
Net Assets		$20,706,468
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($7,033,215 ÷ 7,032,150 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($524,665 ÷ 524,724 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,043,782 ÷ 1,043,516 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($155,413 ÷ 155,396 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($175,740 ÷ 175,744 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($11,773,653 ÷ 11,773,551 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2019
Investment Income
Interest		$370,655
Expenses
Management fee	$24,165
Transfer agent fees	7,890
Distribution and service plan fees	3,766
Accounting fees and expenses	1,117
Custodian fees and expenses	184
Independent trustees' fees and expenses	82
Registration fees	485
Audit	44
Legal	19
Miscellaneous	61
Total expenses before reductions	37,813
Expense reductions	(6,231)
Total expenses after reductions		31,582
Net investment income (loss)		339,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		84
Total net realized gain (loss)		84
Net increase in net assets resulting from operations		$339,157

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$339,073	$125,490
Net realized gain (loss)	84	(12)
Net increase in net assets resulting from operations	339,157	125,478
Distributions to shareholders	(339,391)	–
Distributions to shareholders from net investment income	–	(125,645)
Total distributions	(339,391)	(125,645)
Share transactions - net increase (decrease)	5,672,987	1,296,036
Total increase (decrease) in net assets	5,672,753	1,295,869
Net Assets
Beginning of period	15,033,715	13,737,846
End of period	$20,706,468	$15,033,715
Other Information
Undistributed net investment income end of period		$31

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Only Portfolio Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.019	.009	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.019	.009	.002	–A	–A
Distributions from net investment income	(.019)	(.009)	(.002)	–A	–A
Total distributions	(.019)	(.009)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.96%	.93%	.23%	.04%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.11%	.05%
Expenses net of all reductions	.18%	.18%	.18%	.11%	.05%
Net investment income (loss)	1.97%	.93%	.24%	.05%	- %D
Supplemental Data
Net assets, end of period (in millions)	$7,033	$6,976	$7,638	$10,035	$9,402

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class II

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.008	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.008	.001	–A	–A
Distributions from net investment income	(.018)	(.008)	(.001)	–A	–A
Total distributions	(.018)	(.008)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.81%	.78%	.09%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.13%	.05%
Expenses net of all reductions	.33%	.33%	.33%	.13%	.05%
Net investment income (loss)	1.82%	.78%	.09%	.03%	- %D
Supplemental Data
Net assets, end of period (in millions)	$525	$261	$159	$307	$310

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class III

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.017	.007	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.017	.007	–A	–A	–A
Distributions from net investment income	(.017)	(.007)	–A	–A	–A
Total distributions	(.017)	(.007)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.70%	.68%	.04%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.38%	.15%	.05%
Expenses net of all reductions	.43%	.43%	.38%	.15%	.05%
Net investment income (loss)	1.72%	.68%	.04%	.01%	- %D
Supplemental Data
Net assets, end of period (in millions)	$1,044	$929	$921	$831	$635

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class IV

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.014	.004	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.014	.004	–A	–A	–A
Distributions from net investment income	(.014)	(.004)	–A	–A	–A
Total distributions	(.014)	(.004)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.45%	.42%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.71%	.71%	.72%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.68%	.37%	.14%	.04%
Expenses net of all reductions	.68%	.68%	.37%	.14%	.04%
Net investment income (loss)	1.47%	.43%	.05%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$155	$116	$32	$338	$114

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Select Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.019	.009	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.019	.009	.002	–A	–A
Distributions from net investment income	(.019)	(.009)	(.002)	–A	–A
Total distributions	(.019)	(.009)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.91%	.88%	.18%	.03%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.27%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.12%	.05%
Expenses net of all reductions	.23%	.23%	.23%	.12%	.05%
Net investment income (loss)	1.92%	.88%	.19%	.04%	- %D
Supplemental Data
Net assets, end of period (in millions)	$176	$121	$94	$180	$194

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Institutional Class

Years ended March 31,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.020	.010	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.020	.010	.003	.001	–B
Distributions from net investment income	(.020)	(.010)	(.003)	(.001)	–B
Total distributions	(.020)	(.010)	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	2.00%	.97%	.27%	.05%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%	.18%	.18%	.19%F
Expenses net of fee waivers, if any	.14%	.14%	.14%	.12%	.04%F
Expenses net of all reductions	.14%	.14%	.14%	.12%	.04%F
Net investment income (loss)	2.01%	.97%	.28%	.04%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$11,774	$6,631	$4,894	$1,932	$126

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2019

Days	% of fund's investments 3/31/19
1 - 7	70.1
8 - 30	12.3
31 - 60	5.9
61 - 90	3.4
91 - 180	7.8
> 180	0.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
U.S. Treasury Debt	36.8%
Repurchase Agreements	62.9%
Net Other Assets (Liabilities)	0.3%

Current 7-Day Yields

3/31/19
Class I	2.32%
Class II	2.17%
Class III	2.07%
Class IV	1.82%
Select Class	2.27%
Institutional Class	2.36%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2019, the most recent period shown in the table, would have been 2.29% for Class I, 2.15% for Class II, 2.05% for Class III, 1.80% for Class IV, 2.24% for Select Class and 2.32% for Institutional Class.

Treasury Portfolio

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Debt - 36.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Notes
4/15/19	2.47 to 2.55%	$630,030	$630,300
U.S. Treasury Obligations - 34.3%
U.S. Treasury Bills
4/2/19 to 9/26/19	2.41 to 2.50	5,681,845	5,657,030
U.S. Treasury Notes
4/30/19 to 7/31/20	2.42 to 2.53 (b)	2,880,300	2,878,987
			8,536,017
TOTAL U.S. TREASURY DEBT
(Cost $9,166,317)			9,166,317

U.S. Treasury Repurchase Agreement - 62.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.6% dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations):
#	$5,540,945	$5,539,745
#	113,718	113,693
With:
Barclays Bank PLC at:
2.44%, dated:
3/12/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $59,343,205, 2.50% - 2.88%, 3/31/23 - 11/15/46)	58,122	58,000
3/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,614,129, 2.50%, 3/31/23)	29,061	29,000
2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $389,724,503, 2.00% - 2.13%, 5/31/24 - 9/30/24)	382,083	382,000
2.62%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $46,943,929, 2.50%, 3/31/23)	46,023	46,000
BMO Capital Markets Corp. at 2.43%, dated 3/8/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,627,989, 0.00% - 8.75%, 4/25/19 - 2/15/44)	29,076	29,000
BMO Harris Bank NA at:
2.42%, dated 3/4/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $59,241,050, 2.88% - 3.88%, 5/31/25 - 8/15/40)	58,109	58,000
2.43%, dated:
3/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $58,213,593, 2.13% - 3.88%, 2/29/24 - 8/15/40)	57,131	57,000
3/11/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $58,896,907, 3.00%, 5/15/45)	57,092	57,000
3/12/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $28,744,274, 3.50%, 5/15/20)	28,059	28,000
3/14/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $29,834,646, 1.88%, 12/15/20)	29,041	29,000
2.44%, dated:
1/30/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $31,097,031, 2.50%, 2/15/45)	30,138	30,000
2/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,805,999, 2.38%, 5/15/27)	29,102	29,000
2.45%, dated:
1/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $23,643,813, 2.00% - 3.50%, 1/31/20 - 8/15/24)	23,133	23,000
1/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $18,538,877, 2.63%, 11/15/20)	18,102	18,000
3/20/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $59,184,689, 0.00%, 1/31/20)	58,075	58,000
2.46%, dated 1/10/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $28,704,659, 2.25% - 3.88%, 5/15/20 - 8/15/40)	28,176	28,000
BNP Paribas, SA at:
2.45%, dated:
3/4/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $37,812,057, 1.13% - 8.13%, 4/30/19 - 5/15/43)	37,149	37,000
3/5/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $47,463,434, 1.13% - 8.13%, 4/30/19 - 2/15/46)	46,194	46,000
3/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $99,223,346, 0.00% - 8.13%, 4/30/19 - 2/15/47)	97,442	97,000
3/12/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $59,240,622, 0.00% - 7.88%, 4/30/19 - 11/15/45)	58,272	58,000
3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $35,781,241, 0.00% - 3.63%, 5/23/19 - 2/15/44)	35,164	35,000
3/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $59,228,484, 0.00% - 4.50%, 7/31/19 - 5/15/45)	58,272	58,000
3/18/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $60,669,033, 0.00% - 2.88%, 5/23/19 - 11/15/46)	59,269	59,000
2.46%, dated:
1/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $115,858,720, 0.00% - 7.63%, 7/31/19 - 2/15/45)	113,695	113,000
1/16/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $116,905,823, 0.00% - 6.13%, 4/30/19 - 8/15/47)	113,695	113,000
1/17/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $190,774,012, 0.00% - 6.75%, 4/9/19 - 11/15/48)	186,138	185,000
1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $118,961,030, 0.00% - 3.63%, 5/23/19 - 11/15/44)	116,713	116,000
2/6/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $59,378,362, 0.00% - 4.38%, 4/30/19 - 8/15/46)	58,369	58,000
2/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $106,464,246, 0.00% - 6.75%, 4/30/19 - 2/15/43)	104,675	104,000
2/8/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $103,149,808, 0.00% - 6.50%, 5/23/19 - 5/15/48)	100,649	100,000
2/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $59,366,004, 0.00% - 6.75%, 5/23/19 - 8/15/46)	58,369	58,000
2.47%, dated:
1/18/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $48,460,408, 0.00% - 7.13%, 7/31/19 - 2/15/46)	47,290	47,000
1/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $151,935,235, 0.00% - 4.75%, 4/30/19 - 5/15/48)	148,924	148,000
1/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $60,831,995, 0.00% - 8.13%, 5/23/19 - 2/15/45)	59,368	59,000
2/1/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $60,692,585, 1.13% - 6.25%, 7/31/19 - 2/15/45)	59,360	59,000
2/5/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $45,050,060, 1.14% - 4.75%, 4/30/19 - 8/15/47)	44,278	44,000
2/6/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $59,379,268, 1.00% - 7.88%, 7/31/19 - 8/15/46)	58,366	58,000
3/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $15,305,297, 0.00% - 6.63%, 5/23/19 - 2/15/27)	15,030	15,000
CIBC Bank U.S.A. at:
2.45%, dated 2/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,750,078, 1.38% - 3.38%, 5/15/19 - 11/15/48)	29,116	29,000
2.46%, dated:
1/18/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $54,334,287, 2.00% - 3.38%, 5/15/19 - 11/15/48)	53,340	53,000
2/4/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,695,422, 2.00% - 3.63%, 8/15/19 - 11/15/48)	29,168	29,000
2.47%, dated:
2/26/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $14,313,750, 1.38% - 3.38%, 5/15/19 - 11/15/48)	14,036	14,000
2/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,708,751, 1.63% - 3.63%, 5/15/19 - 11/15/48)	29,084	29,000
3/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,631,752, 1.38% - 3.38%, 5/15/19 - 11/15/48)	29,064	29,000
Credit AG at 2.45%, dated 3/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $30,610,433, 0.00% - 5.38%, 4/25/19 - 2/15/31)	30,061	30,000
Deutsche Bank Securities, Inc. at 2.63%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $209,145,836, 1.25% - 2.38%, 3/15/21 - 3/31/21)	205,045	205,000
Fixed Income Clearing Corp. - BNYM at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $316,200,089, 2.00% - 2.75%, 11/30/22 - 11/15/42)	310,068	310,000
HSBC Securities, Inc. at:
2.58%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $59,359,661, 2.63%, 8/15/20)	58,012	58,000
2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $81,624,640, 2.38%, 2/29/24)	80,042	80,000
Lloyds Bank PLC at:
2.49%, dated 1/24/19 due 4/24/19 (Collateralized by U.S. Treasury Obligations valued at $45,065,099, 8.00%, 11/15/21)	44,274	44,000
2.5%, dated 1/25/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $163,862,345, 1.00% - 6.75%, 11/30/19 - 8/15/26)	161,200	160,000
2.51%, dated 3/18/19 due 4/18/19 (Collateralized by U.S. Treasury Obligations valued at $23,470,660, 6.00%, 2/15/26)	23,050	23,000
Morgan Stanley & Co., LLC at:
2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,491,379,690, 0.00% - 8.13%, 4/2/19 - 2/15/44)	2,442,529	2,442,000
3.48%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $23,466,807, 0.00% - 3.63%, 7/5/19 - 6/30/23)	23,007	23,000
MUFG Securities (Canada), Ltd. at:
2.46%, dated 3/5/19 due 5/3/19 (Collateralized by U.S. Treasury Obligations valued at $20,437,694, 2.50% - 3.50%, 5/15/20 - 2/15/28)	20,081	20,000
2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,899,651,512, 0.00% - 2.88%, 7/5/19 - 11/30/24)	1,862,403	1,862,000
2.65%, dated 3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $23,472,145, 2.00% - 2.88%, 7/31/21 - 2/15/28)	23,024	23,000
2.7%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Treasury Obligations valued at $16,326,135, 2.63% - 3.50%, 5/15/20 - 9/30/23)	16,008	16,000
2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $16,324,945, 1.75% - 3.13%, 5/15/19 - 9/30/22)	16,008	16,000
2.72%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $23,470,736, 2.25% - 3.38%, 5/15/19 - 9/30/23)	23,012	23,000
MUFG Securities EMEA PLC at:
2.42%, dated 3/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $7,149,144, 2.88%, 8/15/28)	7,015	7,000
2.44%, dated:
2/19/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $13,191,857, 2.75% - 2.88%, 2/15/28 - 8/15/28)	12,937	12,900
2/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,091,301, 1.63% - 2.88%, 2/15/26 - 8/15/28)	4,011	4,000
3/1/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,628,783, 2.50% - 2.75%, 2/15/24 - 2/15/46)	29,083	29,000
3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,190,621, 2.75%, 2/15/28)	9,020	9,000
3/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $21,436,937, 2.50% - 3.13%, 5/15/21 - 2/15/46)	21,040	21,000
2.45%, dated 3/1/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $37,220,420, 2.50%, 2/15/46)	36,103	36,000
2.58%, dated 3/21/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,182,799, 3.13%, 5/15/21)	9,016	9,000
2.59%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $58,005,337, 3.00%, 2/15/47)	56,012	56,000
2.68%, dated 3/21/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $9,183,963, 2.50%, 2/28/26)	9,007	9,000
Natixis SA at:
2.45%, dated:
2/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $28,628,099, 1.63% - 6.63%, 5/15/24 - 11/15/41)	28,112	28,000
2/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $28,707,580, 0.00% - 6.63%, 3/26/20 - 2/15/43)	28,114	28,000
2.46%, dated 2/19/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $28,689,992, 2.50% - 3.63%, 6/30/20 - 8/15/47)	28,119	28,000
2.48%, dated:
3/6/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $71,533,203, 0.00% - 3.13%, 9/30/19 - 8/15/48)	70,145	70,000
3/14/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $83,743,784, 1.88% - 6.63%, 9/30/20 - 11/15/42)	82,107	82,000
Nomura Securities International, Inc. at 2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $340,243,896, 0.00% - 3.13%, 4/16/19 - 5/15/48)	333,072	333,000
Norinchukin Bank at:
2.54%, dated:
2/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $44,972,999, 1.50%, 8/15/26)	44,298	44,000
3/4/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,636,454, 1.50%, 8/15/26)	29,190	29,000
3/18/19 due 6/18/19 (Collateralized by U.S. Treasury Obligations valued at $15,312,680, 2.63%, 11/15/20)	15,097	15,000
3/19/19 due 6/19/19 (Collateralized by U.S. Treasury Obligations valued at $14,292,850, 2.63%, 11/15/20)	14,091	14,000
3/22/19 due 6/24/19 (Collateralized by U.S. Treasury Obligations valued at $29,598,586, 1.50%, 8/15/26)	29,192	29,000
2.55%, dated:
1/18/19 due 4/16/19 (Collateralized by U.S. Treasury Obligations valued at $24,604,742, 1.50%, 8/15/26)	24,150	24,000
1/23/19 due 4/17/19 (Collateralized by U.S. Treasury Obligations valued at $30,744,093, 1.50%, 8/15/26)	30,179	30,000
Prudential Insurance Co. of America at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $128,816,413, 0.00% - 8.75%, 9/30/19 - 2/15/36)	126,357	126,330
RBC Dominion Securities at:
2.43%, dated:
3/5/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $14,306,060, 1.75% - 2.75%, 11/30/19 - 5/31/23)	14,033	14,000
3/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,629,933, 1.75% - 2.75%, 11/30/19 - 5/31/23)	29,082	29,000
2.44%, dated:
2/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $58,321,292, 1.75% - 2.88%, 11/30/19 - 10/15/21)	57,232	57,000
2/15/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $9,208,029, 1.75% - 2.50%, 11/30/19 - 8/15/25)	9,032	9,000
(Collateralized by U.S. Treasury Obligations valued at $17,392,898, 1.75% - 3.63%, 8/15/19 - 11/30/21)	17,061	17,000
(Collateralized by U.S. Treasury Obligations valued at $20,462,228, 1.75% - 2.75%, 11/30/19 - 5/31/23)	20,076	20,000
(Collateralized by U.S. Treasury Obligations valued at $29,567,970, 1.75% - 2.75%, 11/30/19 - 5/31/23)	29,031	28,900
(Collateralized by U.S. Treasury Obligations valued at $20,462,228, 1.75% - 2.75%, 11/30/19 - 5/31/23)	20,084	20,000
2/19/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $28,639,396, 1.75% - 2.75%, 11/30/19 - 5/31/23)	28,110	28,000
2/21/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,555,931, 1.75% - 2.75%, 11/30/19 - 5/31/23)	29,004	28,900
2/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $43,958,122, 1.75% - 2.75%, 11/30/19 - 5/31/23)	43,163	43,000
2/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $58,266,181, 1.75% - 2.88%, 11/30/19 - 10/15/21)	57,151	57,000
3/8/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,628,183, 1.75% - 2.75%, 11/30/19 - 5/31/23)	29,090	29,000
2.46%, dated 3/20/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $23,479,323, 1.75% - 2.75%, 11/30/19 - 5/31/23)	23,096	23,000
(Collateralized by U.S. Treasury Obligations valued at $23,479,323, 1.75% - 2.75%, 11/30/19 - 5/31/23)	23,091	23,000
RBC Financial Group at:
2.44%, dated 2/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,678,257, 1.38% - 6.25%, 10/31/20 - 8/15/48)	29,118	29,000
2.45%, dated 2/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,568,324, 1.38% - 4.50%, 6/30/23 - 8/15/48)	29,018	28,900
2.46%, dated:
1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $15,372,207, 1.38% - 7.63%, 12/31/20 - 8/15/48)	15,092	15,000
1/24/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $30,740,124, 1.38% - 7.63%, 12/31/20 - 8/15/48)	30,185	30,000
Societe Generale at 2.47%, dated:
3/8/19 due 5/8/19 (Collateralized by U.S. Treasury Obligations valued at $58,738,263, 0.00% - 3.00%, 5/9/19 - 2/15/49)	57,239	57,000
3/11/19 due 5/10/19 (Collateralized by U.S. Treasury Obligations valued at $28,604,613, 0.00% - 7.63%, 4/4/19 - 11/15/48)	28,115	28,000
3/12/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $87,840,460, 0.00% - 7.13%, 5/9/19 - 8/15/48)	86,366	86,000
TD Securities (U.S.A.) at 2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $108,143,468, 1.25% - 2.63%, 8/31/19 - 11/15/25)	106,023	106,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $15,677,368)		15,677,368
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $24,843,685)		24,843,685
NET OTHER ASSETS (LIABILITIES) - 0.3%		86,754
NET ASSETS - 100%		$24,930,439

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$5,539,745,000 due 4/01/19 at 2.60%
BNP Paribas, S.A.	$427,436
Bank of Nova Scotia	28,761
Citibank NA	418,451
Credit Agricole CIB New York Branch	915,934
ING Financial Markets LLC	91,593
RBC Dominion Securities, Inc.	1,221,245
Sumitomo Mitsu Bk Corp Ny (DI)	2,436,325
$5,539,745
$113,693,000 due 4/01/19 at 2.60%
Bank of Nova Scotia	1,203
Merrill Lynch, Pierce, Fenner & Smith, Inc.	92,519
Sumitomo Mitsu Bk Corp Ny (DI)	19,971
$113,693

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2019
Assets
Investment in securities, at value (including repurchase agreements of $15,677,368) — See accompanying schedule: Unaffiliated issuers (cost $24,843,685)		$24,843,685
Cash		1
Receivable for investments sold		224,473
Receivable for fund shares sold		22,570
Interest receivable		30,484
Prepaid expenses		16
Receivable from investment adviser for expense reductions		592
Other receivables		211
Total assets		25,122,032
Liabilities
Payable for investments purchased	$135,744
Payable for fund shares redeemed	26,130
Distributions payable	24,269
Accrued management fee	2,921
Distribution and service plan fees payable	1,055
Other affiliated payables	1,102
Other payables and accrued expenses	372
Total liabilities		191,593
Net Assets		$24,930,439
Net Assets consist of:
Paid in capital		$24,930,955
Total distributable earnings (loss)		(516)
Net Assets		$24,930,439
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($9,862,163 ÷ 9,858,500 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($658,731 ÷ 658,271 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,447,838 ÷ 2,447,617 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($1,217,217 ÷ 1,216,900 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($239,003 ÷ 238,953 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($10,505,487 ÷ 10,505,781 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2019
Investment Income
Interest		$508,573
Expenses
Management fee	$33,287
Transfer agent fees	11,290
Distribution and service plan fees	12,262
Accounting fees and expenses	1,383
Custodian fees and expenses	159
Independent trustees' fees and expenses	118
Registration fees	372
Audit	51
Legal	28
Miscellaneous	87
Total expenses before reductions	59,037
Expense reductions	(7,852)
Total expenses after reductions		51,185
Net investment income (loss)		457,388
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		23
Total net realized gain (loss)		23
Net increase in net assets resulting from operations		$457,411

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$457,388	$207,097
Net realized gain (loss)	23	24
Net increase in net assets resulting from operations	457,411	207,121
Distributions to shareholders	(457,872)	–
Distributions to shareholders from net investment income	–	(207,508)
Total distributions	(457,872)	(207,508)
Share transactions - net increase (decrease)	1,421,770	4,560,709
Total increase (decrease) in net assets	1,421,309	4,560,322
Net Assets
Beginning of period	23,509,130	18,948,808
End of period	$24,930,439	$23,509,130
Other Information
Distributions in excess of net investment income end of period		$(34)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Portfolio Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.019	.009	.003	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.019	.009	.003	.001	–A
Distributions from net investment income	(.019)	(.009)	(.003)	(.001)	–A
Total distributions	(.019)	(.009)	(.003)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.96%	.95%	.27%	.05%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.13%	.07%
Expenses net of all reductions	.18%	.18%	.18%	.13%	.07%
Net investment income (loss)	1.96%	.96%	.27%	.05%	.01%
Supplemental Data
Net assets, end of period (in millions)	$9,862	$8,244	$8,308	$9,639	$11,727

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class II

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.008	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.008	.001	–A	–A
Distributions from net investment income	(.018)	(.008)	(.001)	–A	–A
Total distributions	(.018)	(.008)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.81%	.80%	.12%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.22%	.07%
Expenses net of all reductions	.33%	.33%	.33%	.22%	.07%
Net investment income (loss)	1.81%	.81%	.12%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$659	$116	$363	$557	$70

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class III

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.017	.007	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.017	.007	.001	–A	–A
Distributions from net investment income	(.017)	(.007)	(.001)	–A	–A
Total distributions	(.017)	(.007)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.71%	.70%	.05%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.39%	.17%	.07%
Expenses net of all reductions	.43%	.43%	.39%	.17%	.07%
Net investment income (loss)	1.71%	.71%	.06%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,448	$2,803	$2,563	$2,862	$2,866

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class IV

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.014	.004	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.014	.004	–A	–A	–A
Distributions from net investment income	(.014)	(.004)	–A	–A	–A
Total distributions	(.014)	(.004)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.46%	.45%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.68%	.43%	.18%	.07%
Expenses net of all reductions	.68%	.68%	.43%	.18%	.07%
Net investment income (loss)	1.46%	.46%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,217	$926	$793	$905	$621

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Select Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.019	.009	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.019	.009	.002	–A	–A
Distributions from net investment income	(.019)	(.009)	(.002)	–A	–A
Total distributions	(.019)	(.009)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.91%	.90%	.22%	.04%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.15%	.07%
Expenses net of all reductions	.23%	.23%	.23%	.15%	.07%
Net investment income (loss)	1.91%	.91%	.22%	.04%	.01%
Supplemental Data
Net assets, end of period (in millions)	$239	$377	$276	$287	$225

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Institutional Class

Years ended March 31,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.020	.010	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.020	.010	.003	.001	–B
Distributions from net investment income	(.020)	(.010)	(.003)	(.001)	–B
Total distributions	(.020)	(.010)	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	2.00%	.99%	.31%	.07%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%	.14%	.14%	.13%	.07%F
Expenses net of all reductions	.14%	.14%	.14%	.13%	.07%F
Net investment income (loss)	2.00%	1.00%	.31%	.11%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$10,505	$11,044	$6,645	$3,205	$669

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2019

Days	% of fund's investments 3/31/19
1 - 7	52.9
8 - 30	26.6
31 - 60	7.8
61 - 90	5.0
91 - 180	7.6
> 180	0.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
U.S. Treasury Debt	18.5%
U.S. Government Agency Debt	41.6%
Repurchase Agreements	41.6%
Net Other Assets (Liabilities)*	(1.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/19
Class I	2.31%
Class II	2.16%
Class III	2.06%
Select Class	2.26%
Institutional Class	2.35%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2019, the most recent period shown in the table, would have been 2.28% for Class I, 2.14% for Class II, 2.04% for Class III, 2.23% for Select Class and 2.31% for Institutional Class.

Government Portfolio

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Debt - 18.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Notes
4/15/19	2.47 to 2.55%	$2,923,490	$2,924,743
U.S. Treasury Obligations - 15.8%
U.S. Treasury Bills
4/2/19 to 9/26/19	2.41 to 2.49	12,068,920	12,006,960
U.S. Treasury Notes
4/30/19 to 4/30/20	2.42 to 2.53 (b)	5,205,900	5,206,804
			17,213,764
TOTAL U.S. TREASURY DEBT
(Cost $20,138,507)			20,138,507

U.S. Government Agency Debt - 41.6%
Federal Agencies - 41.6%
Fannie Mae
4/30/19 to 7/30/20	2.47 to 2.59 (b)(c)	1,002,470	1,002,505
Federal Farm Credit Bank
5/7/19 to 12/23/19	2.35 to 2.69 (b)(c)	3,497,865	3,497,919
Federal Home Loan Bank
4/1/19 to 3/12/21(d)	2.37 to 2.55 (b)	36,941,350	36,915,991
Freddie Mac
4/10/19 to 4/6/20	2.39 to 2.46 (b)	3,936,100	3,920,859
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $45,337,274)			45,337,274

U.S. Government Agency Repurchase Agreement - 18.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.62% dated 3/29/19 due 4/1/19 (Collateralized by (U.S. Government Obligations) #	$553,790	$553,669
2.63% dated 3/29/19 due 4/1/19 (Collateralized by (U.S. Government Obligations) #	6,611,278	6,609,830
With:
Barclays Bank PLC at:
2.46%, dated 3/15/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $239,978,452, 3.50% - 4.50%, 9/20/47 - 3/20/49)	235,498	235,000
2.66%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $224,516,065, 3.50% - 4.50%, 12/20/47 - 1/20/49)	220,114	220,000
BMO Capital Markets Corp. at:
2.45%, dated:
2/28/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $52,031,066, 2.50% - 5.50%, 3/13/20 - 2/20/69)	51,018	50,900
3/11/19 due 4/4/19 (Collateralized by U.S. Government Obligations valued at $304,401,984, 0.00% - 7.00%, 4/2/19 - 2/20/69)	298,487	298,000
3/14/19 due 4/4/19 (Collateralized by U.S. Government Obligations valued at $151,144,927, 2.50% - 5.50%, 8/1/27 - 12/20/68)	148,212	148,000
2.46%, dated 3/20/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $149,960,867, 0.88% - 7.49%, 8/5/19 - 4/15/59)	147,191	146,900
BMO Harris Bank NA at:
2.46%, dated 3/21/19 due 4/5/19
(Collateralized by U.S. Government Obligations valued at $149,950,667, 0.00% - 6.50%, 4/11/19 - 3/1/49)	147,181	146,900
(Collateralized by U.S. Government Obligations valued at $150,058,651, 0.00% - 5.50%, 4/25/19 - 11/20/68)	147,281	147,000
2.47%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $145,890,023, 0.00% - 4.50%, 5/23/19 - 10/20/68)	143,304	143,000
BNP Paribas, SA at:
2.46%, dated:
3/13/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $304,103,738, 0.00% - 8.13%, 5/30/19 - 6/1/51)	297,396	296,000
3/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $303,218,386, 0.00% - 5.63%, 5/30/19 - 12/20/48)	296,391	295,000
2.47%, dated:
1/22/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $236,119,225, 0.00% - 7.50%, 6/12/19 - 4/25/49)	231,420	230,000
2/12/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $294,162,802, 0.00% - 6.00%, 9/30/19 - 2/20/49)	287,825	286,000
2.48%, dated:
2/4/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $299,350,493, 0.00% - 8.50%, 5/15/19 - 12/20/48)	293,670	291,900
(Collateralized by U.S. Government Obligations valued at $191,951,196, 0.00% - 7.13%, 5/23/19 - 2/20/49)	188,172	187,000
2/5/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $296,860,400, 0.00% - 7.50%, 5/15/19 - 12/20/48)	289,805	288,000
2.49%, dated 1/18/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $29,698,224, 0.00% - 6.63%, 5/30/19 - 12/20/48)	29,080	28,900
CIBC Bank U.S.A. at:
2.48%, dated:
1/14/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $158,938,657, 2.25% - 4.50%, 8/31/23 - 3/1/49)	155,929	155,000
1/18/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $145,568,385, 3.00% - 5.00%, 3/1/30 - 3/1/49)	142,880	142,000
2.49%, dated 1/16/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $260,424,016, 2.00% - 4.50%, 11/30/22 - 1/1/49)	255,581	254,000
Citibank NA at:
2.73%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $55,292,656, 0.00% - 8.75%, 4/25/19 - 2/20/62)	54,029	54,000
2.74%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $335,798,256, 0.00% - 8.00%, 7/31/19 - 1/20/49)	329,175	329,000
Deutsche Bank Securities, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by Mortgage Loan Obligations valued at $164,836,393, 3.00%, 1/15/56)	160,035	160,000
HSBC Securities, Inc. at 2.74%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Government Obligations valued at $382,616,450, 3.50% - 5.50%, 3/1/40 - 10/1/48)	375,200	375,000
ING Financial Markets LLC at:
2.48%, dated:
3/8/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $152,231,274, 4.00% - 4.50%, 8/1/48 - 2/1/49)	149,616	149,000
3/29/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $101,000,869, 4.00% - 4.50%, 6/1/48 - 4/1/49)	99,048	99,000
2.5%, dated:
2/7/19 due 5/10/19 (Collateralized by U.S. Government Obligations valued at $73,710,300, 3.00% - 5.00%, 11/20/42 - 1/20/49)	72,460	72,000
2/12/19 due 5/17/19 (Collateralized by U.S. Government Obligations valued at $146,346,201, 3.50% - 4.00%, 2/1/39 - 6/1/48)	143,933	143,000
2/22/19 due 5/31/19 (Collateralized by U.S. Government Obligations valued at $148,290,292, 4.00% - 4.50%, 3/1/48 - 2/1/49)	145,987	145,000
2.51%, dated:
3/20/19 due 6/18/19
(Collateralized by U.S. Government Obligations valued at $145,982,037, 3.50% - 5.00%, 11/1/47 - 2/1/49)	143,897	143,000
(Collateralized by U.S. Government Obligations valued at $145,982,037, 3.50% - 4.00%, 11/1/47 - 7/1/48)	143,897	143,000
(Collateralized by U.S. Government Obligations valued at $102,085,340, 3.50% - 4.50%, 4/1/42 - 3/1/49)	100,628	100,000
3/21/19 due 6/19/19 (Collateralized by U.S. Government Obligations valued at $144,951,085, 3.50% - 4.00%, 2/1/39 - 5/1/58)	142,891	142,000
3/22/19 due 6/20/19 (Collateralized by U.S. Government Obligations valued at $116,361,073, 3.50% - 4.00%, 2/1/49 - 3/1/49)	114,715	114,000
2.52%, dated:
1/9/19 due 4/10/19 (Collateralized by U.S. Government Obligations valued at $43,085,903, 5.00%, 11/20/48 - 1/20/49)	42,268	42,000
1/15/19 due 4/15/19 (Collateralized by U.S. Government Obligations valued at $43,067,909, 5.00%, 11/20/48)	42,265	42,000
1/18/19 due 4/18/19 (Collateralized by U.S. Government Obligations valued at $189,664,257, 3.50% - 4.50%, 9/1/42 - 11/1/48)	186,166	185,000
2.72%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $21,428,093, 5.00%, 1/20/49)	21,011	21,000
J.P. Morgan Securities, LLC at 2.75%, dated 3/27/19 due 4/2/19 (Collateralized by U.S. Government Obligations valued at $223,465,319, 3.00% - 6.50%, 7/1/20 - 9/1/57)	219,100	219,000
Merrill Lynch, Pierce, Fenner & Smith at 2.44%, dated:
3/4/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $140,005,196, 2.50% - 4.00%, 4/1/37 - 12/1/47)	137,279	137,000
3/6/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $347,308,960, 2.50% - 5.00%, 6/1/25 - 3/1/49)	340,545	339,900
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.47%, dated:
3/5/19 due 5/3/19 (Collateralized by U.S. Government Obligations valued at $193,137,125, 2.37% - 5.10%, 2/1/29 - 11/1/48)	189,765	189,000
3/11/19 due 5/10/19 (Collateralized by U.S. Government Obligations valued at $167,521,023, 2.50% - 4.94%, 5/1/28 - 8/1/48)	164,675	164,000
3/12/19 due:
5/13/19 (Collateralized by U.S. Government Obligations valued at $75,583,575, 2.81% - 4.68%, 9/1/28 - 7/1/48)	74,315	74,000
5/14/19 (Collateralized by U.S. Government Obligations valued at $256,371,316, 2.22% - 6.00%, 5/1/19 - 3/1/49)	252,085	251,000
3/14/19 due 5/15/19 (Collateralized by U.S. Government Obligations valued at $212,422,018, 2.33% - 4.58%, 5/1/24 - 4/1/49)	208,885	208,000
3/19/19 due 5/20/19 (Collateralized by U.S. Government Obligations valued at $73,505,504, 2.43% - 5.07%, 5/1/21 - 7/1/48)	72,306	72,000
3/20/19 due:
5/21/19 (Collateralized by U.S. Government Obligations valued at $145,980,092, 0.00% - 4.88%, 3/1/26 - 1/20/49)	143,608	143,000
5/22/19 (Collateralized by U.S. Government Obligations valued at $189,876,203, 2.97% - 4.50%, 11/1/24 - 4/1/49)	186,804	186,000
2.5%, dated 3/25/19 due 5/23/19 (Collateralized by U.S. Government Obligations valued at $144,910,408, 2.37% - 5.00%, 1/1/23 - 12/1/48)	142,582	142,000
Nomura Securities International, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $652,368,483, 0.00% - 9.50%, 4/4/19 - 2/20/69)	638,141	638,000
RBC Capital Markets Corp. at 2.46%, dated 3/13/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $754,914,241, 1.38% - 9.50%, 6/1/19 - 3/20/49)	741,076	738,000
RBC Dominion Securities at:
2.44%, dated 3/13/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $174,644,681, 0.63% - 2.50%, 11/30/19 - 2/15/43)	171,406	171,000
2.45%, dated 3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $175,654,964, 0.63% - 2.50%, 11/30/19 - 2/15/43)	172,457	172,000
2.48%, dated:
3/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $172,721,835, 1.75% - 4.50%, 11/30/19 - 8/15/39)	168,259	167,900
3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $226,604,153, 1.75% - 3.00%, 11/30/19 - 5/15/47)	220,354	219,900
3/27/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $113,339,053, 0.13%, 4/15/20)	110,220	110,000
(Collateralized by U.S. Treasury Obligations valued at $113,339,053, 0.13%, 4/15/20)	110,227	110,000
RBC Financial Group at 2.47%, dated:
1/14/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $181,413,869, 2.66% - 5.50%, 2/1/27 - 6/1/51)	178,004	176,900
1/22/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $719,650,924, 2.32% - 7.50%, 7/1/23 - 4/1/56)	706,335	702,000
1/24/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $133,254,204, 2.56% - 7.00%, 7/1/27 - 7/1/55)	130,702	129,900
1/28/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $295,378,747, 1.50% - 7.50%, 3/1/27 - 6/1/51)	289,798	288,000
1/29/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $297,060,479, 2.32% - 6.00%, 7/1/27 - 7/1/55)	291,811	290,000
Sumitomo Mitsui Trust Bank Ltd. at:
2.52%, dated:
3/19/19 due 4/2/19 (Collateralized by U.S. Government Obligations valued at $136,082,648, 3.50%, 1/1/48)	133,331	133,200
4/2/19 due 4/9/19(e)	129,126	129,000
2.7%, dated 3/26/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $95,080,702, 3.50%, 2/1/47)	93,098	93,000
TD Securities (U.S.A.) at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $199,964,150, 3.50% - 4.00%, 6/1/47 - 11/1/47)	196,043	196,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $20,200,699)		20,200,699

U.S. Treasury Repurchase Agreement - 23.1%
With:
Barclays Bank PLC at:
2.44%, dated:
3/12/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $272,714,799, 2.13% - 2.50%, 2/29/24 - 2/15/45)	267,561	267,000
3/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $135,816,349, 2.25%, 11/15/24)	133,279	133,000
2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,701,728,680, 1.13% - 6.13%, 1/15/20 - 11/15/27)	1,668,361	1,668,000
2.62%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $207,165,563, 1.75% - 1.88%, 9/30/22 - 10/31/22)	203,103	203,000
BMO Capital Markets Corp. at 2.43%, dated 3/8/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $135,879,829, 0.00% - 3.75%, 4/9/19 - 11/15/46)	133,350	133,000
BMO Harris Bank NA at:
2.42%, dated 3/4/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $268,064,269, 2.75%, 7/31/23)	262,493	262,000
2.43%, dated:
3/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $269,497,611, 1.38% - 3.88%, 10/31/20 - 8/15/40)	264,506	263,900
3/11/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $276,098,292, 1.38% - 3.88%, 6/30/23 - 5/15/45)	270,437	270,000
3/12/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $138,259,910, 2.25% - 2.63%, 12/31/23 - 11/15/24)	135,282	135,000
3/14/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $137,840,460, 1.88%, 12/15/20)	134,190	134,000
2.44%, dated:
1/30/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $134,104,553, 2.00% - 3.88%, 5/15/20 - 8/15/40)	131,604	131,000
2/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $132,937,031, 2.13% - 3.88%, 5/15/20 - 8/15/40)	130,458	130,000
2.45%, dated:
1/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $105,076,981, 2.00% - 2.75%, 2/15/24 - 5/31/24)	102,590	102,000
1/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $80,629,401, 2.63%, 11/15/20)	78,441	78,000
3/20/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $267,687,500, 2.50% - 3.63%, 2/15/20 - 1/15/22)	262,339	262,000
2.46%, dated 1/10/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $132,081,581, 2.13% - 3.50%, 5/15/20 - 2/29/24)	128,704	127,900
BNP Paribas, SA at:
2.45%, dated:
3/4/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $170,474,609, 1.13% - 4.75%, 7/31/19 - 8/15/47)	166,667	166,000
3/5/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $215,871,899, 0.00% - 7.50%, 4/30/19 - 2/15/47)	211,890	211,000
3/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $471,556,734, 0.00% - 6.50%, 4/30/19 - 5/15/48)	461,093	459,000
3/12/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $274,703,082, 0.00% - 7.13%, 4/30/19 - 11/15/47)	268,254	267,000
3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $164,532,593, 1.14% - 7.13%, 4/30/19 - 2/15/47)	161,756	161,000
3/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $272,877,867, 0.00% - 7.13%, 4/30/19 - 5/15/48)	268,254	267,000
3/18/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $272,669,941, 0.00% - 4.75%, 5/23/19 - 5/15/48)	266,208	265,000
2.46%, dated:
1/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $526,019,672, 1.18% - 8.13%, 10/31/19 - 2/15/45)	515,149	512,000
1/16/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $528,684,667, 0.00% - 7.50%, 10/10/19 - 11/15/47)	518,167	515,000
1/17/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $832,588,455, 0.00% - 6.75%, 4/30/19 - 11/15/48)	813,875	808,900
1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $518,560,671, 0.00% - 4.38%, 4/30/19 - 11/15/48)	509,112	506,000
2/6/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $264,131,119, 1.18% - 7.13%, 10/31/19 - 2/15/45)	259,640	258,000
2/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $479,302,754, 0.00% - 7.88%, 5/30/19 - 2/15/47)	469,025	466,000
2/8/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $450,648,599, 0.00% - 7.13%, 4/30/19 - 11/15/47)	442,756	439,900
2/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $265,132,677, 1.13% - 7.88%, 7/31/19 - 8/15/47)	259,640	258,000
2.47%, dated:
1/18/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $211,315,704, 0.00% - 7.88%, 4/30/19 - 2/15/45)	207,272	206,000
1/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $666,571,725, 0.00% - 7.63%, 4/11/19 - 2/15/49)	654,058	650,000
1/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $266,064,723, 0.00% - 8.13%, 5/23/19 - 11/15/48)	260,516	258,900
2/1/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $269,346,087, 0.00% - 8.13%, 4/30/19 - 5/15/48)	264,606	263,000
2/5/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $197,676,003, 0.00% - 4.50%, 6/13/19 - 8/15/47)	194,118	192,900
2/6/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $263,385,445, 0.00% - 6.63%, 7/31/19 - 2/15/45)	258,622	257,000
3/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $65,509,018, 0.00% - 7.50%, 4/30/19 - 2/15/47)	64,127	64,000
CIBC Bank U.S.A. at:
2.45%, dated 2/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $133,683,796, 1.38% - 3.38%, 5/15/19 - 11/15/48)	130,522	130,000
2.46%, dated:
1/18/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $237,863,598, 1.63% - 4.25%, 11/30/22 - 11/15/48)	232,484	231,000
2/4/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $134,574,079, 1.38% - 3.63%, 8/15/19 - 11/15/48)	131,761	131,000
2.47%, dated:
2/26/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $67,478,993, 1.38% - 3.38%, 5/15/19 - 11/15/48)	66,168	66,000
2/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $132,939,159, 2.00% - 3.63%, 12/31/20 - 11/15/48)	130,375	130,000
3/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $134,915,326, 1.38% - 3.75%, 5/15/19 - 11/15/48)	132,290	132,000
Credit AG at 2.45%, dated 3/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $135,234,964, 0.00% - 5.38%, 4/25/19 - 8/15/46)	132,270	132,000
Deutsche Bank Securities, Inc. at 2.63%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $913,100,155, 0.00% - 6.75%, 5/2/19 - 8/15/26)	895,196	895,000
Fixed Income Clearing Corp. - BNYM at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,383,120,003, 0.75% - 2.88%, 12/31/22 - 7/15/28)	1,356,299	1,356,000
HSBC Securities, Inc. at:
2.58%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $260,000,263, 2.63%, 12/31/23)	253,054	253,000
2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $360,168,503, 2.50%, 1/31/24)	353,186	353,000
Lloyds Bank PLC at:
2.49%, dated 1/24/19 due 4/24/19 (Collateralized by U.S. Treasury Obligations valued at $197,669,248, 3.00%, 9/30/25)	194,201	193,000
2.5%, dated 1/25/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $294,950,219, 6.00% - 6.75%, 2/15/26 - 8/15/26)	290,160	288,000
2.51%, dated 3/18/19 due 4/18/19 (Collateralized by U.S. Treasury Obligations valued at $109,189,669, 6.00%, 2/15/26)	107,231	107,000
Morgan Stanley & Co., LLC at 3.48%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $102,029,609, 0.00% - 2.50%, 5/15/19 - 8/15/46)	100,029	100,000
MUFG Securities (Canada), Ltd. at:
2.46%, dated 3/5/19 due 5/3/19 (Collateralized by U.S. Treasury Obligations valued at $94,013,204, 1.13% - 2.88%, 5/31/20 - 11/15/26)	92,371	92,000
2.65%, dated 3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $103,991,572, 1.75% - 2.88%, 12/31/20 - 9/30/23)	102,005	101,900
2.7%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Treasury Obligations valued at $72,447,246, 1.75% - 2.88%, 8/31/20 - 9/30/23)	71,037	71,000
2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $72,441,880, 1.75% - 2.63%, 10/31/20 - 12/15/21)	71,037	71,000
2.72%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $103,066,750, 1.75% - 2.88%, 12/31/20 - 11/15/26)	101,053	101,000
MUFG Securities EMEA PLC at:
2.42%, dated 3/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $34,715,931, 1.38% - 2.88%, 11/15/22 - 8/15/28)	34,071	34,000
2.44%, dated:
2/19/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $58,271,499, 1.63% - 2.88%, 11/15/22 - 8/15/28)	57,162	57,000
2/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $20,334,263, 1.63%, 2/15/26)	19,957	19,900
3/1/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $133,834,210, 2.50% - 2.75%, 2/15/24 - 2/15/46)	131,373	131,000
3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $44,060,276, 1.88% - 3.00%, 8/31/24 - 11/15/45)	42,996	42,900
3/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $101,965,409, 2.50% - 3.13%, 5/15/21 - 2/15/46)	100,090	99,900
2.45%, dated 3/1/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $168,289,514, 2.50% - 2.75%, 2/15/24 - 2/15/46)	164,368	163,900
2.58%, dated 3/21/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $43,873,964, 2.13% - 2.75%, 11/15/23 - 6/30/25)	43,077	43,000
2.59%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $251,573,854, 1.63% - 3.00%, 12/31/21 - 2/15/47)	245,053	245,000
2.68%, dated 3/21/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $41,835,344, 1.63% - 2.50%, 1/31/24 - 2/28/26)	41,034	41,000
Natixis SA at:
2.45%, dated:
2/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $134,994,304, 1.13% - 8.75%, 5/15/20 - 2/15/43)	132,530	132,000
2/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $133,952,046, 0.00% - 6.63%, 8/31/19 - 5/15/47)	131,535	131,000
2.46%, dated 2/19/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $133,994,466, 1.38% - 3.13%, 11/30/19 - 8/15/47)	131,555	131,000
2.48%, dated:
3/6/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $325,734,453, 0.00% - 8.75%, 9/30/19 - 11/15/48)	318,457	317,800
3/14/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $390,370,742, 1.75% - 7.63%, 6/30/20 - 8/15/47)	382,500	382,000
Nomura Securities International, Inc. at 2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,485,486,906, 1.63% - 3.38%, 11/15/19 - 5/15/45)	1,456,315	1,456,000
Norinchukin Bank at:
2.54%, dated:
2/14/19 due 5/17/19 (Collateralized by U.S. Treasury Obligations valued at $70,595,444, 1.50%, 8/15/26)	69,448	69,000
2/19/19 due 5/20/19 (Collateralized by U.S. Treasury Obligations valued at $148,297,452, 2.00%, 11/15/26)	145,921	145,000
2/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $208,510,288, 3.63%, 2/15/20)	205,382	204,000
3/4/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $132,836,257, 1.50%, 8/15/26)	130,853	130,000
3/18/19 due 6/18/19 (Collateralized by U.S. Treasury Obligations valued at $67,376,663, 1.50%, 8/15/26)	66,428	66,000
3/19/19 due 6/19/19 (Collateralized by U.S. Treasury Obligations valued at $67,371,929, 1.50%, 8/15/26)	66,428	66,000
3/22/19 due 6/24/19 (Collateralized by U.S. Treasury Obligations valued at $131,648,149, 1.50%, 8/15/26)	129,856	129,000
2.55%, dated:
1/18/19 due 4/16/19 (Collateralized by U.S. Treasury Obligations valued at $105,585,488, 1.50%, 8/15/26)	103,642	103,000
1/23/19 due 4/17/19 (Collateralized by U.S. Treasury Obligations valued at $133,214,938, 1.50%, 8/15/26)	130,774	130,000
Prudential Insurance Co. of America at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $540,898,961, 1.00% - 8.75%, 7/31/19 - 2/15/31)	530,535	530,417
RBC Dominion Securities at:
2.43%, dated:
3/5/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $67,442,717, 1.75% - 2.88%, 11/30/19 - 10/15/21)	66,156	66,000
3/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $134,867,279, 0.00% - 3.38%, 4/11/19 - 11/15/48)	132,374	132,000
2.44%, dated:
2/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $267,062,446, 0.00% - 3.63%, 4/11/19 - 11/15/48)	262,061	261,000
2/15/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $39,901,390, 1.75% - 2.75%, 11/30/19 - 5/31/23)	39,137	39,000
(Collateralized by U.S. Treasury Obligations valued at $79,802,679, 1.75% - 2.88%, 11/30/19 - 10/15/21)	78,280	78,000
(Collateralized by U.S. Treasury Obligations valued at $93,103,201, 1.75% - 2.88%, 11/30/19 - 11/15/21)	91,345	91,000
(Collateralized by U.S. Treasury Obligations valued at $133,004,512, 1.75% - 2.88%, 11/30/19 - 10/31/23)	130,590	130,000
(Collateralized by U.S. Treasury Obligations valued at $93,103,201, 1.75% - 2.88%, 11/30/19 - 11/15/21)	91,382	91,000
2/19/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $133,991,389, 1.75% - 2.63%, 11/30/19 - 2/28/23)	131,515	131,000
2/21/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $132,950,519, 0.00% - 2.88%, 4/25/19 - 2/28/26)	130,467	130,000
2/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $201,389,503, 1.75% - 2.75%, 11/30/19 - 6/30/25)	197,748	197,000
2/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $267,819,648, 1.75% - 2.63%, 11/30/19 - 4/30/24)	262,693	262,000
3/8/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $137,924,066, 1.75% - 2.63%, 11/30/19 - 2/28/23)	135,421	135,000
2.46%, dated 3/20/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $103,104,538, 1.75% - 2.63%, 11/30/19 - 6/30/23)	101,421	101,000
(Collateralized by U.S. Treasury Obligations valued at $104,125,341, 1.75% - 2.63%, 11/30/19 - 6/30/23)	102,404	102,000
RBC Financial Group at:
2.44%, dated 2/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $132,017,042, 1.38% - 4.50%, 1/31/21 - 8/15/48)	129,525	129,000
2.45%, dated 2/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $133,061,951, 1.38% - 6.25%, 2/28/22 - 8/15/48)	130,531	130,000
2.46%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $68,662,234, 1.50% - 4.50%, 11/15/21 - 8/15/48)	67,412	67,000
Societe Generale at 2.47%, dated:
3/8/19 due 5/8/19 (Collateralized by U.S. Treasury Obligations valued at $272,198,767, 0.00% - 8.00%, 5/9/19 - 5/15/48)	267,113	266,000
3/11/19 due 5/10/19 (Collateralized by U.S. Treasury Obligations valued at $136,018,909, 0.00% - 3.63%, 5/9/19 - 5/15/48)	133,548	133,000
3/12/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $407,915,133, 0.00% - 8.50%, 5/9/19 - 2/15/48)	400,697	399,000
TD Securities (U.S.A.) at 2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $472,362,414, 1.13% - 3.63%, 4/30/19 - 12/31/25)	463,100	463,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $25,218,117)		25,218,117
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $110,894,597)		110,894,597
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(1,825,046)
NET ASSETS - 100%		$109,069,551

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$553,669,000 due 4/01/19 at 2.62%
BNP Paribas, S.A.	$3,367
Bank of America NA	27,016
Bank of Nova Scotia	2,427
Citibank NA	79,868
HSBC Securities (USA), Inc.	3,499
ING Financial Markets LLC	5,050
J.P. Morgan Securities, Inc.	67,632
Merrill Lynch, Pierce, Fenner & Smith, Inc.	26,354
Mizuho Securities USA, Inc.	54,139
Sumitomo Mitsu Bk Corp Ny (DI)	152,283
Wells Fargo Securities LLC	132,034
$553,669
$6,609,830,000 due 4/01/19 at 2.63%
BNP Paribas, S.A.	141,113
Bank of America NA	1,235,295
Bank of Nova Scotia	125,715
Citibank NA	107,412
ING Financial Markets LLC	211,670
J.P. Morgan Securities, Inc.	2,053,972
Mizuho Securities USA, Inc.	590,950
Sumitomo Mitsu Bk Corp Ny (DI)	776,121
Wells Fargo Securities LLC	1,367,582
$6,609,830

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2019
Assets
Investment in securities, at value (including repurchase agreements of $45,418,816) — See accompanying schedule: Unaffiliated issuers (cost $110,894,597)		$110,894,597
Receivable for investments sold		193,560
Receivable for fund shares sold		89,854
Interest receivable		162,977
Prepaid expenses		77
Receivable from investment adviser for expense reductions		2,825
Other receivables		714
Total assets		111,344,604
Liabilities
Payable for investments purchased
Regular delivery	$1,539,068
Delayed delivery	500,000
Payable for fund shares redeemed	126,212
Distributions payable	88,871
Accrued management fee	13,170
Distribution and service plan fees payable	835
Other affiliated payables	3,949
Other payables and accrued expenses	2,948
Total liabilities		2,275,053
Net Assets		$109,069,551
Net Assets consist of:
Paid in capital		$109,072,002
Total distributable earnings (loss)		(2,451)
Net Assets		$109,069,551
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($29,351,836 ÷ 29,342,549 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($836,370 ÷ 835,932 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,396,924 ÷ 3,395,232 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($334,819 ÷ 334,778 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($75,149,602 ÷ 75,151,720 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2019
Investment Income
Interest		$2,362,767
Expenses
Management fee	$154,323
Transfer agent fees	44,129
Distribution and service plan fees	9,748
Accounting fees and expenses	3,053
Custodian fees and expenses	766
Independent trustees' fees and expenses	544
Registration fees	2,588
Audit	50
Legal	129
Miscellaneous	421
Total expenses before reductions	215,751
Expense reductions	(36,481)
Total expenses after reductions		179,270
Net investment income (loss)		2,183,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		206
Total net realized gain (loss)		206
Net increase in net assets resulting from operations		$2,183,703

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,183,497	$950,321
Net realized gain (loss)	206	(259)
Net increase in net assets resulting from operations	2,183,703	950,062
Distributions to shareholders	(2,185,195)	–
Distributions to shareholders from net investment income	–	(952,412)
Total distributions	(2,185,195)	(952,412)
Share transactions - net increase (decrease)	8,002,805	6,674,300
Total increase (decrease) in net assets	8,001,313	6,671,950
Net Assets
Beginning of period	101,068,238	94,396,288
End of period	$109,069,551	$101,068,238
Other Information
Distributions in excess of net investment income end of period		$(586)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.020	.009	.003	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.020	.009	.003	.001	–A
Distributions from net investment income	(.020)	(.009)	(.003)	(.001)	–A
Total distributions	(.020)	(.009)	(.003)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.97%	.95%	.31%	.06%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.20%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.16%	.11%
Expenses net of all reductions	.18%	.18%	.18%	.16%	.11%
Net investment income (loss)	1.96%	.95%	.33%	.08%	.01%
Supplemental Data
Net assets, end of period (in millions)	$29,352	$31,829	$31,498	$22,047	$19,333

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class II

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.008	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.008	.002	–A	–A
Distributions from net investment income	(.018)	(.008)	(.002)	–A	–A
Total distributions	(.018)	(.008)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.82%	.80%	.16%	.02%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.35%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.20%	.11%
Expenses net of all reductions	.33%	.33%	.33%	.20%	.11%
Net investment income (loss)	1.81%	.80%	.18%	.04%	.01%
Supplemental Data
Net assets, end of period (in millions)	$836	$744	$909	$485	$539

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class III

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.017	.007	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.017	.007	.001	–A	–A
Distributions from net investment income	(.017)	(.007)	(.001)	–A	–A
Total distributions	(.017)	(.007)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.72%	.70%	.07%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.21%	.11%
Expenses net of all reductions	.43%	.43%	.43%	.21%	.11%
Net investment income (loss)	1.71%	.70%	.09%	.03%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,397	$3,351	$3,038	$1,957	$2,120

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Select Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.019	.009	.003	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.019	.009	.003	–A	–A
Distributions from net investment income	(.019)	(.009)	(.003)	–A	–A
Total distributions	(.019)	(.009)	(.003)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.92%	.90%	.26%	.05%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.25%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.17%	.11%
Expenses net of all reductions	.23%	.23%	.23%	.17%	.11%
Net investment income (loss)	1.91%	.90%	.28%	.07%	- %D
Supplemental Data
Net assets, end of period (in millions)	$335	$450	$641	$286	$686

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Institutional Class

Years ended March 31,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.020	.010	.004	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.020	.010	.004	.001	–B
Distributions from net investment income	(.020)	(.010)	(.004)	(.001)	–B
Total distributions	(.020)	(.010)	(.004)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	2.01%	.99%	.35%	.08%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.11%F
Expenses net of all reductions	.14%	.14%	.14%	.14%	.11%F
Net investment income (loss)	2.00%	.99%	.37%	.10%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$75,150	$64,695	$58,310	$19,281	$1,508

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2019

Days	% of fund's investments 3/31/19
1 - 7	33.0
8 - 30	25.4
31 - 60	16.1
61 - 90	14.7
91 - 180	7.8
> 180	3.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Certificates of Deposit	34.8%
Commercial Paper	36.3%
U.S. Treasury Debt	7.3%
U.S. Government Agency Debt	1.7%
Non-Negotiable Time Deposit	8.0%
Other Instruments	0.9%
Repurchase Agreements	11.0%

Current 7-Day Yields

3/31/19
Class I	2.49%
Class II	2.34%
Class III	2.24%
Select Class	2.44%
Institutional Class	2.53%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2019, the most recent period shown in the table, would have been 2.47% for Class I, 2.32% for Class II, 2.22% for Class III, 2.41% for Select Class and 2.50% for Institutional Class.

Money Market Portfolio

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Certificate of Deposit - 34.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.8%
First Republic Bank (CD)
4/1/19 to 4/4/19	2.55%	$205,000	$205,000
State Street Bank & Trust Co.
9/20/19	2.59 (b)(c)	245,700	245,700
			450,700
London Branch, Eurodollar, Foreign Banks - 6.1%
CIC London Branch
6/3/19	2.78	676,000	672,749
ING Bank NV
5/16/19 to 5/22/19	2.79	672,000	672,000
KBC Bank NV London
5/31/19 to 6/4/19	2.70	579,000	576,279
Mitsubishi UFJ Trust & Banking Corp.
4/24/19 to 7/11/19	2.65 to 2.77	843,000	841,340
Mizuho Bank Ltd. London Branch
6/17/19	2.69	45,000	44,743
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/12/19 to 5/22/19	2.75 to 3.00	603,000	603,000
			3,410,111
New York Branch, Yankee Dollar, Foreign Banks - 27.9%
Bank of Montreal Chicago CD Program
5/7/19 to 7/2/19	2.87 to 2.91 (b)(c)	675,100	675,100
Bank of Nova Scotia
5/16/19 to 11/20/19	2.62 to 2.88 (b)(c)	1,955,750	1,955,750
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/22/19 to 5/29/19	2.71 to 2.75	468,700	468,700
DnB NOR Bank ASA
9/9/19 to 9/23/19	2.59 to 2.62 (b)(c)	1,229,000	1,229,000
KBC Bank NV
4/30/19	2.63	453,000	453,000
Landesbank Baden-Wuerttemberg New York Branch
4/1/19 to 4/5/19	2.52	2,385,091	2,385,091
Mitsubishi UFJ Trust & Banking Corp.
5/10/19 to 6/21/19	2.59 to 2.63	432,000	432,000
Mizuho Corporate Bank Ltd.
5/14/19 to 7/30/19	2.62 to 2.82 (b)	2,332,000	2,332,000
Sumitomo Mitsui Banking Corp.
5/10/19 to 7/9/19	2.59 to 2.80 (b)	1,794,900	1,794,893
Sumitomo Mitsui Trust Bank Ltd.
4/26/19 to 7/16/19	2.59 to 2.80 (b)	1,204,000	1,204,000
Svenska Handelsbanken AB
4/17/19 to 8/22/19	2.61 to 2.84 (b)(c)	1,908,000	1,908,000
Svenska Handelsbanken, Inc.
9/25/19	2.61	209,000	209,000
Swedbank AB
4/1/19	2.42	435,000	435,000
			15,481,534
TOTAL CERTIFICATE OF DEPOSIT
(Cost $19,342,346)			19,342,345

Financial Company Commercial Paper - 33.9%
Amphenol Corp.
4/1/19	2.60	59,400	59,400
Bank of Nova Scotia
5/2/19 to 11/20/19	2.66 to 2.74 (b)(c)	443,000	443,000
Bayerische Landesbank
4/1/19	2.49	250,342	250,342
BPCE SA
5/3/19 to 6/10/19	2.65 to 2.86	1,927,000	1,918,941
Canadian Imperial Bank of Commerce
5/20/19 to 10/18/19	2.60 to 2.81 (b)	1,132,000	1,129,105
Citigroup Global Markets, Inc.
8/15/19 to 8/19/19	2.60	134,000	132,686
Commonwealth Bank of Australia
6/6/19 to 9/18/19	2.58 to 2.77 (b)(c)	502,000	502,000
Credit Agricole CIB
6/3/19	2.68	660,000	656,928
Credit Suisse AG
5/1/19 to 8/1/19	2.59 to 2.87	2,517,000	2,501,232
DNB Bank ASA
8/22/19 to 10/3/19	2.60 to 2.63 (b)(c)	717,400	717,400
J.P. Morgan Securities, LLC
4/3/19 to 9/4/19	2.66 to 2.98 (b)	1,854,200	1,843,913
Mitsubishi UFJ Trust & Banking Corp.
6/19/19 to 7/9/19	2.60 to 2.61	562,000	558,331
Natexis Banques Populaires New York Branch
5/3/19 to 5/7/19	2.86	414,000	412,904
National Australia Bank Ltd.
9/30/19	2.60 (b)(c)	377,000	377,000
National Bank of Canada
5/10/19 to 9/27/19	2.61 to 2.76 (b)(c)	778,000	778,000
Royal Bank of Canada
4/1/19 to 11/25/19	2.64 to 2.69 (b)(c)	1,387,000	1,387,000
Sumitomo Mitsui Trust Bank Ltd.
4/22/19 to 7/12/19	2.61 to 2.80	906,000	901,998
Swedbank AB
5/28/19 to 6/5/19	2.65	593,600	590,929
The Toronto-Dominion Bank
4/1/19 to 10/17/19	2.50 to 2.85 (b)	2,622,538	2,611,717
Toyota Motor Credit Corp.
4/23/19 to 8/2/19	2.64 to 2.74 (b)(c)	438,000	438,000
UBS AG London Branch
4/3/19 to 5/7/19	2.67 to 2.87 (b)(c)	645,000	645,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $18,855,826)			18,855,826

Asset Backed Commercial Paper - 0.8%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

6/17/19	2.60	55,000	54,696
6/18/19	2.59	25,000	24,861
6/25/19	2.59	26,000	25,842
6/26/19	2.59	24,000	23,853
6/27/19	2.59	25,000	24,845
6/28/19	2.59	36,000	35,774
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

6/17/19	2.59	57,000	56,687
6/18/19	2.59	100,000	99,443
6/19/19	2.59	30,000	29,831
7/2/19	2.60	59,000	58,611
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $434,442)			434,443

Non-Financial Company Commercial Paper - 1.6%
American Electric Power Co., Inc.
4/11/19 to 4/18/19	2.70 to 2.76	72,100	72,024
Bell Canada
4/16/19	2.79	15,000	14,983
CVS Health Corp.
4/1/19	2.70	101,550	101,550
Dominion Resources, Inc.
4/1/19 to 4/16/19	2.71 to 2.76	152,500	152,443
Duke Energy Corp.
4/2/19	2.82	11,000	10,999
Florida Power & Light Co.
4/16/19 to 4/30/19	2.66 to 2.67	76,787	76,675
Rogers Communications, Inc.
4/11/19	2.72	25,000	24,981
4/2/19	2.73	15,000	14,999
4/4/19	2.71	74,000	73,983
4/9/19	2.72	24,750	24,735
Sempra Global
4/1/19	2.75	20,000	20,000
4/10/19	2.75	18,000	17,988
4/16/19	2.86	37,000	36,956
4/18/19	2.77	11,000	10,986
4/22/19	2.77	18,000	17,971
4/22/19	2.78	25,000	24,960
4/24/19	2.78	15,000	14,973
4/25/19	2.87	22,750	22,707
5/8/19	2.82	12,000	11,965
Suncor Energy, Inc.
4/15/19 to 5/21/19	2.81 to 2.83	125,500	125,231
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $871,109)			871,109

U.S. Treasury Debt - 7.3%
U.S. Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Notes
4/15/19	2.47 to 2.59	1,863,879	1,864,683
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bills
4/18/19 to 6/27/19	2.42 to 2.43 (d)	2,097,345	2,090,338
U.S. Treasury Notes
7/31/19	2.45 (d)	101,000	100,634
			2,190,972
TOTAL U.S. TREASURY DEBT
(Cost $4,055,655)			4,055,655

Other Instrument - 0.9%
Master Notes - 0.9%
Toyota Motor Credit Corp.
4/5/19
(Cost $519,000)	2.76 (b)(c)	519,000	519,000

U.S. Government Agency Debt - 1.7%
Federal Agencies - 1.7%
Federal Home Loan Bank
5/3/19 to 5/22/19
(Cost $942,270)	2.42 to 2.45	945,000	942,270

Non-Negotiable Time Deposit - 8.0%
Time Deposits - 8.0%
Abn Amro Bank NV(TD)
4/1/19 to 4/5/19	2.43 to 2.55	1,015,000	1,015,000
Barclays Bank PLC
4/1/19	2.66	2,265,064	2,265,064
National Bank of Canada (TD)
4/1/19	2.43	383,000	383,000
Royal Bank of Canada
4/5/19	2.55	771,000	771,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,434,064)			4,434,064

U.S. Government Agency Repurchase Agreement - 3.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.63% dated 3/29/19 due 4/1/19 (Collateralized by U.S. Government Obligations) #	$522,213	$522,099
With:
Barclays Bank PLC at 2.66%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $111,237,505, 3.50% - 4.50%, 1/20/48 - 1/20/49)	109,056	109,000
BNP Paribas, SA at 2.47%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $100,341,909, 0.00% - 7.50%, 5/23/19 - 1/20/49)	98,505	97,900
Citibank NA at:
2.73%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $27,553,163, 0.00% - 7.25%, 4/15/19 - 2/15/48)	27,014	27,000
2.74%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $168,362,033, 0.00% - 8.00%, 6/27/19 - 11/15/46)	164,087	164,000
HSBC Securities, Inc. at 2.74%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Government Obligations valued at $189,777,760, 3.50% - 6.50%, 7/1/36 - 3/1/49)	186,099	186,000
ING Financial Markets LLC at 2.72%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $11,224,239, 5.00%, 1/20/49)	11,006	11,000
J.P. Morgan Securities, LLC at 2.75%, dated 3/27/19 due 4/2/19 (Collateralized by U.S. Government Obligations valued at $111,222,561, 3.14% - 6.00%, 8/1/22 - 4/1/47)	109,050	109,000
Merrill Lynch, Pierce, Fenner & Smith at 2.44%, dated 3/6/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $158,378,607, 4.00% - 5.00%, 1/1/42 - 7/1/48)	155,294	155,000
RBC Dominion Securities at:
2.44%, dated 3/13/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $80,683,834, 1.75% - 2.88%, 11/30/19 - 11/15/21)	79,187	79,000
2.45%, dated 3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $79,657,497, 1.75% - 2.88%, 11/30/19 - 10/15/21)	78,207	78,000
2.48%, dated:
3/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $83,697,639, 1.38% - 2.88%, 9/30/19 - 11/15/21)	82,175	82,000
3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $112,324,246, 0.13%, 4/15/20)	109,225	109,000
3/27/19 due 4/5/19:
(Collateralized by U.S. Treasury Obligations valued at $56,119,924, 0.13% - 2.88%, 4/15/20 - 2/15/46)	55,110	55,000
(Collateralized by U.S. Treasury Obligations valued at $56,119,892, 0.00% - 2.88%, 10/15/21 - 2/15/48)	55,114	55,000
RBC Financial Group at 2.47%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $304,835,705, 2.17% - 6.95%, 1/1/27 - 6/1/51)	298,834	297,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,135,999)		2,135,999

U.S. Treasury Repurchase Agreement - 5.9%
With:
Barclays Bank PLC at 2.62%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $104,083,054, 2.88%, 11/15/46)	101,051	101,000
BNP Paribas, SA at 2.46%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $219,540,080, 0.00% - 6.75%, 4/30/19 - 11/15/45)	215,316	214,000
Commerz Markets LLC at:
2.7%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $141,314,401, 1.25% - 3.13%, 1/31/21 - 5/15/48)	138,072	138,000
2.85%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $140,804,649, 1.13% - 2.75%, 4/30/20 - 5/15/25)	138,076	138,000
2.95%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $634,753,076, 1.13% - 3.13%, 1/31/21 - 5/15/48)	622,153	622,000
Deutsche Bank Securities, Inc. at:
2.53%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $140,789,759, 2.75%, 7/31/23)	138,068	138,000
2.8%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Treasury Obligations valued at $140,814,801, 2.88%, 11/30/23)	138,075	138,000
2.82%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $140,804,179, 2.75% - 2.88%, 7/31/23 - 11/30/23)	138,076	138,000
HSBC Securities, Inc. at 2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $178,553,776, 1.38% - 2.51%, 12/15/19 - 1/31/24)	175,092	175,000
J.P. Morgan Securities, LLC at:
2.6%, dated 3/29/19 due 4/1/19:
(Collateralized by U.S. Treasury Obligations valued at $78,557,071, 0.00% - 2.25%, 4/25/19 - 12/31/24)	77,017	77,000
(Collateralized by U.S. Treasury Obligations valued at $41,829,109, 0.00% - 2.50%, 4/25/19 - 2/28/21)	41,009	41,000
3.41%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $103,049,350, 2.75%, 9/30/20)	101,029	101,000
Morgan Stanley & Co., LLC at 3.48%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $51,014,829, 0.00% - 8.13%, 4/4/19 - 2/15/48)	50,015	50,000
MUFG Securities (Canada), Ltd. at:
2.65%, dated 3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $51,026,335, 1.75% - 3.13%, 5/15/19 - 11/15/27)	50,052	50,000
2.7%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Treasury Obligations valued at $35,917,482, 1.75% - 2.88%, 12/31/20 - 7/31/24)	35,218	35,200
2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $35,710,755, 1.75% - 2.88%, 7/31/20 - 9/30/23)	35,018	35,000
2.72%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $51,023,183, 1.75% - 2.88%, 12/31/20 - 9/30/23)	50,026	50,000
MUFG Securities EMEA PLC at 2.59%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $126,848,785, 2.13%, 3/31/24)	123,027	123,000
Natixis SA at 2.48%, dated 3/14/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $178,517,105, 0.00% - 8.75%, 1/2/20 - 11/15/41)	175,029	174,800
RBC Dominion Securities at 2.46%, dated 3/20/19 due 4/5/19:
(Collateralized by U.S. Treasury Obligations valued at $51,041,835, 1.75% - 2.88%, 11/30/19 - 10/15/21)	50,208	50,000
(Collateralized by U.S. Treasury Obligations valued at $51,041,841, 1.38% - 2.75%, 9/30/19 - 5/31/23)	50,198	50,000
RBC Financial Group at 2.46%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,719,565, 1.38% - 4.50%, 9/30/22 - 8/15/48)	29,178	29,000
RBS Securities, Inc. at 2.55%, dated 3/29/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $318,765,705, 2.00% - 2.88%, 6/30/21 - 8/15/45)	311,132	311,000
SMBC Nikko Securities America, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,746,205, 2.50% - 2.63%, 6/15/21 - 2/28/26)	280,062	280,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $3,259,000)		3,259,000

Other Repurchase Agreement - 1.3%
Other Repurchase Agreement - 1.3%
With:
Citigroup Global Markets, Inc. at:
3.02%, dated 2/26/19 due 5/28/19 (Collateralized by Corporate Obligations valued at $96,906,927, 2.38% - 5.05%, 8/15/24 - 3/25/48)	93,710	93,000
3.07%, dated 2/14/19 due 5/15/19 (Collateralized by Mortgage Loan Obligations valued at $49,083,686, 0.00% - 6.54%, 10/15/21 - 6/12/50)	46,353	46,000
J.P. Morgan Securities, LLC at 2.6%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $246,223,337, 0.00% - 6.00%, 4/1/19 - 9/20/48)	239,121	239,000
Mizuho Securities U.S.A., Inc. at:
2.65%, dated:
3/21/19 due 4/4/19 (Collateralized by Equity Securities valued at $76,388,445)	71,073	71,000
3/29/19 due 4/5/19 (Collateralized by Equity Securities valued at $56,172,410)	52,054	52,000
2.75%, dated 3/25/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $24,733,218, 2.21% - 7.84%, 5/25/22 - 11/25/46)	24,026	24,000
Societe Generale at 2.8%, dated 3/29/19 due 5/1/19 (Collateralized by Corporate Obligations valued at $152,810,174, 1.63% - 13.00%, 4/30/19 - 6/5/2115)	143,367	143,000
Wells Fargo Securities, LLC at 2.6%, dated 3/29/19 due 4/5/19 (Collateralized by Equity Securities valued at $76,696,615)	71,036	71,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $739,000)		739,000

TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $55,588,711)		55,588,711
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,090)
NET ASSETS - 100%		$55,575,621

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $218,329,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $219,000,000.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$522,099,000 due 4/01/19 at 2.63%
BNP Paribas, S.A.	$2,140
Bank of America NA	22,080
Bank of Nova Scotia	1,543
Citibank NA	114,317
ING Financial Markets LLC	3,211
J.P. Morgan Securities, Inc.	77,362
Mizuho Securities USA, Inc.	24,209
Sumitomo Mitsu Bk Corp Ny (DI)	113,814
Wells Fargo Securities LLC	163,423
$522,099

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2019
Assets
Investment in securities, at value (including repurchase agreements of $6,133,999) — See accompanying schedule: Unaffiliated issuers (cost $55,588,711)		$55,588,711
Cash		1
Receivable for fund shares sold		323,502
Interest receivable		70,391
Prepaid expenses		23
Receivable from investment adviser for expense reductions		1,301
Other receivables		825
Total assets		55,984,754
Liabilities
Payable for fund shares redeemed	$171,112
Distributions payable	9,727
Accrued management fee	6,274
Distribution and service plan fees payable	52
Payable for reverse repurchase agreement	218,861
Other affiliated payables	2,061
Other payables and accrued expenses	1,046
Total liabilities		409,133
Net Assets		$55,575,621
Net Assets consist of:
Paid in capital		$55,576,736
Total distributable earnings (loss)		(1,115)
Net Assets		$55,575,621
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($22,139,784 ÷ 22,132,336 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($367,759 ÷ 367,667 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($33,286 ÷ 33,292 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($32,958 ÷ 32,951 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($33,001,834 ÷ 32,989,881 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2019
Investment Income
Interest (including $139 from affiliated interfund lending)		$972,913
Expenses
Management fee	$56,221
Transfer agent fees	17,066
Distribution and service plan fees	739
Accounting fees and expenses	1,722
Custodian fees and expenses	512
Independent trustees' fees and expenses	182
Registration fees	812
Audit	49
Legal	41
Interest	67
Miscellaneous	109
Total expenses before reductions	77,520
Expense reductions	(13,726)
Total expenses after reductions		63,794
Net investment income (loss)		909,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		339
Total net realized gain (loss)		339
Net increase in net assets resulting from operations		$909,458

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$909,119	$296,852
Net realized gain (loss)	339	3
Net increase in net assets resulting from operations	909,458	296,855
Distributions to shareholders	(910,234)	–
Distributions to shareholders from net investment income	–	(296,842)
Total distributions	(910,234)	(296,842)
Share transactions - net increase (decrease)	26,901,641	10,882,624
Total increase (decrease) in net assets	26,900,865	10,882,637
Net Assets
Beginning of period	28,674,756	17,792,119
End of period	$55,575,621	$28,674,756

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.022	.013	.006	.002	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.022	.013	.006	.002	.001
Distributions from net investment income	(.022)	(.013)	(.006)	(.002)	(.001)
Total distributions	(.022)	(.013)	(.006)	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	2.23%	1.29%	.63%	.18%	.06%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	2.25%	1.31%	.56%	.17%	.05%
Supplemental Data
Net assets, end of period (in millions)	$22,140	$12,545	$7,631	$19,911	$21,651

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class II

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.021	.011	.005	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.021	.011	.005	.001	–A
Distributions from net investment income	(.021)	(.011)	(.005)	(.001)	–A
Total distributions	(.021)	(.011)	(.005)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	2.08%	1.14%	.48%	.06%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.30%	.22%
Expenses net of all reductions	.33%	.33%	.33%	.30%	.22%
Net investment income (loss)	2.10%	1.16%	.41%	.06%	.01%
Supplemental Data
Net assets, end of period (in millions)	$368	$68	$14	$76	$95

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class III

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.020	.010	.004	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.020	.010	.004	–A	–A
Distributions from net investment income	(.020)	(.010)	(.004)	–A	–A
Total distributions	(.020)	(.010)	(.004)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.98%	1.04%	.38%	.03%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.32%	.23%
Expenses net of all reductions	.43%	.43%	.43%	.32%	.23%
Net investment income (loss)	2.00%	1.06%	.31%	.03%	.01%
Supplemental Data
Net assets, end of period (in millions)	$33	$132	$91	$1,129	$1,454

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Select Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.022	.012	.006	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.022	.012	.006	.001	–A
Distributions from net investment income	(.022)	(.012)	(.006)	(.001)	–A
Total distributions	(.022)	(.012)	(.006)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	2.18%	1.24%	.58%	.13%	.02%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.22%
Expenses net of all reductions	.23%	.23%	.23%	.23%	.22%
Net investment income (loss)	2.20%	1.26%	.51%	.12%	.01%
Supplemental Data
Net assets, end of period (in millions)	$33	$16	$12	$224	$407

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Institutional Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.022	.013	.007	.002	.001
Net realized and unrealized gain (loss)A	.001	–	–	–	–
Total from investment operations	.023	.013	.007	.002	.001
Distributions from net investment income	(.023)	(.013)	(.007)	(.002)	(.001)
Total distributions	(.023)	(.013)	(.007)	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	2.28%	1.33%	.67%	.22%	.10%
Ratios to Average Net AssetsC
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	2.29%	1.35%	.60%	.21%	.09%
Supplemental Data
Net assets, end of period (in millions)	$33,002	$15,913	$10,043	$21,863	$36,919

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2019

Days	% of fund's investments 3/31/19
1 - 7	38.0
8 - 30	26.7
31 - 60	16.9
61 - 90	13.6
91 - 180	3.9
> 180	0.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Certificates of Deposit	30.7%
Commercial Paper	22.1%
Variable Rate Demand Notes (VRDNs)	0.3%
U.S. Treasury Debt	13.8%
U.S. Government Agency Debt	4.2%
Non-Negotiable Time Deposit	9.5%
Other Instruments	1.8%
Repurchase Agreements	18.9%
Net Other Assets (Liabilities)*	(1.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/19
Class I	2.47%
Class II	2.32%
Class III	2.22%
Class IV	1.97%
Select Class	2.42%
Institutional Class	2.51%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2019, the most recent period shown in the table, would have been 2.45% for Class I, 2.30% for Class II, 2.20% for Class III, 1.95% for Class IV, 2.40% for Select Class and 2.48% for Institutional Class.

Prime Money Market Portfolio

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Certificate of Deposit - 30.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.5%
State Street Bank & Trust Co.
9/20/19	2.59 (b)(c)%	$46,000	$45,997
London Branch, Eurodollar, Foreign Banks - 8.2%
CIC London Branch
6/3/19	2.78	142,000	141,361
ING Bank NV
5/16/19 to 5/22/19	2.79	146,000	146,065
KBC Bank NV London
5/31/19 to 6/4/19	2.70	121,000	120,450
Mitsubishi UFJ Trust & Banking Corp.
4/24/19 to 7/11/19	2.65 to 2.77	145,000	144,728
Mizuho Bank Ltd. London Branch
5/7/19 to 6/17/19	2.69 to 2.70	46,000	45,849
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/12/19 to 5/22/19	2.75 to 3.00	133,000	133,042
			731,495
New York Branch, Yankee Dollar, Foreign Banks - 22.0%
Bank of Montreal Chicago CD Program
5/7/19 to 7/1/19	2.87 to 2.91 (b)(c)	153,000	153,029
Bank of Nova Scotia
5/16/19 to 11/20/19	2.62 to 2.88 (b)(c)	351,000	351,064
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/22/19 to 5/29/19	2.71 to 2.75	99,000	99,034
DnB NOR Bank ASA
9/9/19 to 9/23/19	2.59 to 2.62 (b)(c)	197,000	196,986
Mitsubishi UFJ Trust & Banking Corp.
5/10/19 to 6/21/19	2.60 to 2.63	70,000	70,012
Mizuho Corporate Bank Ltd.
5/14/19 to 7/19/19	2.62 to 2.82 (b)	389,000	389,111
Sumitomo Mitsui Banking Corp.
5/10/19 to 7/9/19	2.60 to 2.80 (b)	209,000	209,060
Sumitomo Mitsui Trust Bank Ltd.
4/26/19 to 7/16/19	2.59 to 2.80 (b)	175,750	175,779
Svenska Handelsbanken AB
7/3/19 to 8/19/19	2.61 to 2.84 (b)(c)	225,000	225,026
Svenska Handelsbanken, Inc.
9/25/19	2.61	39,000	39,000
Swedbank AB
4/1/19	2.42	49,000	49,000
			1,957,101
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,734,057)			2,734,593

Financial Company Commercial Paper - 22.1%
Bank of Nova Scotia
5/2/19 to 11/20/19	2.66 to 2.74 (b)(c)	107,000	107,023
BPCE SA
5/3/19 to 6/10/19	2.65 to 2.86	393,000	391,431
Canadian Imperial Bank of Commerce
8/5/19 to 10/18/19	2.60 to 2.81 (b)	248,700	248,250
Citigroup Global Markets, Inc.
8/15/19 to 8/19/19	2.60	25,000	24,746
Commonwealth Bank of Australia
9/18/19	2.58 (b)(c)	18,000	18,000
Credit Suisse AG
5/1/19 to 6/7/19	2.66 to 2.87	152,000	151,492
J.P. Morgan Securities, LLC
4/3/19 to 9/4/19	2.66 to 2.98 (b)	157,000	156,240
Mitsubishi UFJ Trust & Banking Corp.
5/7/19 to 7/2/19	2.61 to 2.62	18,000	17,899
Natexis Banques Populaires New York Branch
5/3/19 to 5/7/19	2.86	89,000	88,781
National Bank of Canada
5/3/19	2.76 (b)(c)	104,000	104,030
Sumitomo Mitsui Trust Bank Ltd.
4/22/19 to 6/5/19	2.61 to 2.80	124,000	123,580
The Toronto-Dominion Bank
4/1/19 to 10/17/19	2.50 to 2.85 (b)	390,000	389,259
Toyota Motor Credit Corp.
4/23/19 to 8/2/19	2.64 to 2.74 (b)(c)	96,000	96,020
UBS AG London Branch
5/7/19	2.87 (b)(c)	50,000	50,005
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,966,486)			1,966,756

U.S. Treasury Debt - 13.8%
U.S. Treasury Inflation Protected Obligations - 4.2%
U.S. Treasury Notes
4/15/19	2.47 to 2.59	376,514	376,742
U.S. Treasury Obligations - 9.6%
U.S. Treasury Bills
4/18/19 to 6/27/19	2.42 to 2.43	702,000	699,431
U.S. Treasury Notes
4/30/19 to 7/31/19	2.44 to 2.45	150,000	149,845
			849,276
TOTAL U.S. TREASURY DEBT
(Cost $1,225,896)			1,226,018

Other Instrument - 1.8%
Master Notes - 1.8%
Toyota Motor Credit Corp.
4/5/19
(Cost $157,000)	2.76 (b)(c)	157,000	157,000

Variable Rate Demand Note - 0.3%
Florida - 0.3%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/5/19
(Cost $25,155)	2.49 (b)	25,155	25,155

U.S. Government Agency Debt - 4.2%
Federal Agencies - 4.2%
Federal Home Loan Bank
4/12/19 to 5/22/19
(Cost $373,327)	2.42 to 2.45	374,000	373,327

Non-Negotiable Time Deposit - 9.5%
Time Deposits - 9.5%
Abn Amro Bank NV(TD)
4/1/19 to 4/5/19	2.43 to 2.55	167,000	166,999
Barclays Bank PLC
4/1/19	2.66	371,000	371,000
National Bank of Canada (TD)
4/1/19	2.43	65,000	65,000
Royal Bank of Canada
4/5/19	2.55	241,000	240,999
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $844,000)			843,998

U.S. Government Agency Repurchase Agreement - 12.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.62% dated 3/29/19 due 4/1/19 (Collateralized by U.S. Government Obligations) #	$745,287	$745,124
2.63% dated 3/29/19 due 4/1/19 (Collateralized by U.S. Government Obligations) #	762	762
With:
Barclays Bank PLC at 2.66%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $18,369,497, 4.00%, 2/20/49)	18,009	18,000
BNP Paribas, SA at 2.47%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $21,526,368, 0.00% - 8.50%, 6/12/19 - 3/20/49)	21,130	21,000
Citibank NA at:
2.73%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,102,747, 0.00% - 3.63%, 7/31/23 - 11/15/44)	5,003	5,000
2.74%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Government Obligations valued at $28,620,615, 0.13% - 6.63%, 9/20/19 - 8/15/48)	28,015	28,000
Deutsche Bank Securities, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by Mortgage Loan Obligations valued at $13,392,958, 3.25%, 3/15/50)	13,003	13,000
HSBC Securities, Inc. at 2.74%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Government Obligations valued at $31,629,627, 3.00% - 5.50%, 4/1/27 - 8/1/48)	31,017	31,000
ING Financial Markets LLC at 2.72%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $2,040,771, 5.00%, 1/20/49)	2,001	2,000
J.P. Morgan Securities, LLC at 2.75%, dated 3/27/19 due 4/2/19 (Collateralized by U.S. Government Obligations valued at $18,367,013, 3.00% - 6.00%, 11/1/26 - 2/1/49)	18,008	18,000
Merrill Lynch, Pierce, Fenner & Smith at 2.44%, dated:
3/4/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $13,285,165, 3.73%, 12/20/68)	13,026	13,000
3/6/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $31,675,722, 3.71% - 4.94%, 11/20/59 - 1/20/69)	31,059	31,000
Nomura Securities International, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $53,051,794, 2.63% - 2.88%, 9/30/23 - 3/31/25)	52,011	52,000
RBC Dominion Securities at:
2.44%, dated 3/13/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $16,341,063, 1.75% - 2.75%, 11/30/19 - 5/31/23)	16,038	16,000
2.45%, dated 3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $16,237,935, 1.75% - 2.75%, 11/30/19 - 5/31/23)	15,942	15,900
2.48%, dated:
3/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $14,289,902, 1.38% - 2.75%, 9/30/19 - 5/31/23)	14,030	14,000
3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $18,368,867, 1.38% - 2.75%, 9/30/19 - 5/31/23)	18,037	18,000
3/27/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $9,273,208, 0.00%, 2/15/48)	9,018	9,000
(Collateralized by U.S. Treasury Obligations valued at $9,273,208, 0.00%, 2/15/48)	9,019	9,000
RBC Financial Group at 2.47%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $65,589,046, 2.66% - 4.50%, 5/1/27 - 12/1/48)	64,395	64,000
TD Securities (U.S.A.) at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $16,323,604, 4.00%, 12/1/48)	16,004	16,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,139,786)		1,139,786

U.S. Treasury Repurchase Agreement - 4.1%
With:
Barclays Bank PLC at 2.62%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $17,348,836, 2.88%, 8/15/28)	17,009	17,000
BNP Paribas, SA at 2.46%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $47,141,312, 1.14% - 3.13%, 4/30/19 - 2/15/46)	46,283	46,000
Deutsche Bank Securities, Inc. at 2.63%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $51,011,268, 2.25%, 4/30/21)	50,011	50,000
Fixed Income Clearing Corp. - BNYM at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $113,220,057, 2.75%, 5/31/23)	111,025	111,000
HSBC Securities, Inc. at 2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $29,588,987, 2.88%, 10/31/23)	29,015	29,000
Morgan Stanley & Co., LLC at 3.48%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $8,162,438, 0.00% - 2.25%, 6/20/19 - 8/15/46)	8,002	8,000
MUFG Securities (Canada), Ltd. at:
2.65%, dated 3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $8,164,304, 1.75% - 2.88%, 12/31/20 - 9/30/23)	8,008	8,000
2.7%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Treasury Obligations valued at $6,122,329, 2.00% - 2.88%, 3/15/21 - 11/15/26)	6,003	6,000
2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $6,121,851, 1.75% - 3.13%, 5/15/19 - 10/31/24)	6,003	6,000
2.72%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $8,163,703, 1.75% - 2.88%, 12/31/20 - 9/30/23)	8,004	8,000
MUFG Securities EMEA PLC at 2.59%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $20,619,598, 2.13%, 3/31/24)	20,004	20,000
Natixis SA at 2.48%, dated 3/14/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $35,749,488, 0.00% - 8.75%, 1/2/20 - 8/15/47)	35,046	35,000
RBC Dominion Securities at 2.46%, dated 3/20/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $9,252,110, 1.75% - 4.38%, 11/30/19 - 5/15/41)	9,038	9,000
(Collateralized by U.S. Treasury Obligations valued at $9,277,558, 1.38% - 2.75%, 9/30/19 - 8/15/46)	9,036	9,000
RBC Financial Group at 2.46%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,148,869, 1.38% - 4.50%, 6/30/23 - 8/15/48)	6,037	6,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $368,000)		368,000

Other Repurchase Agreement - 2.0%
Other Repurchase Agreement - 2.0%
With:
Citigroup Global Markets, Inc. at:
3.02%, dated 2/26/19 due 5/28/19 (Collateralized by U.S. Treasury Obligations valued at $18,412,399, 2.38%, 8/15/24)	18,137	17,999
3.07%, dated 2/14/19 due 5/15/19 (Collateralized by Mortgage Loan Obligations valued at $10,661,458, 3.00% - 7.36%, 6/25/33 - 1/15/49)	10,077	10,000
J.P. Morgan Securities, LLC at 2.6%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $40,178,704, 0.00% - 4.01%, 5/31/19 - 3/25/47)	39,020	39,000
Mizuho Securities U.S.A., Inc. at:
2.65%, dated 3/21/19 due 4/4/19 (Collateralized by Equity Securities valued at $12,970,495)	12,012	12,000
2.75%, dated 3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,122,237, 3.00%, 2/15/48)	4,004	4,000
Societe Generale at:
2.68%, dated 3/29/19 due 4/1/19 (Collateralized by Corporate Obligations valued at $64,592,534, 0.00% - 13.88%, 7/26/19 - 1/15/43)	60,013	60,000
2.8%, dated 3/29/19 due 5/1/19 (Collateralized by Corporate Obligations valued at $24,552,604, 2.30% - 13.88%, 3/15/38)	23,059	23,000
Wells Fargo Securities, LLC at 2.6%, dated 3/29/19 due 4/5/19 (Collateralized by Equity Securities valued at $12,962,810)	12,006	12,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $178,000)		177,999
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $9,011,707)		9,012,632
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(114,963)
NET ASSETS - 100%		$8,897,669

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$745,124,000 due 4/01/19 at 2.62%
BNP Paribas, S.A.	$4,531
Bank of America NA	36,357
Bank of Nova Scotia	3,266
Citibank NA	107,485
HSBC Securities (USA), Inc.	4,710
ING Financial Markets LLC	6,797
J.P. Morgan Securities, Inc.	91,019
Merrill Lynch, Pierce, Fenner & Smith, Inc.	35,467
Mizuho Securities USA, Inc.	72,861
Sumitomo Mitsu Bk Corp Ny (DI)	204,941
Wells Fargo Securities LLC	177,690
$745,124
$762,000 due 4/01/19 at 2.63%
BNP Paribas, S.A.	16
Bank of America NA	142
Bank of Nova Scotia	14
Citibank NA	12
ING Financial Markets LLC	24
J.P. Morgan Securities, Inc.	239
Mizuho Securities USA, Inc.	68
Sumitomo Mitsu Bk Corp Ny (DI)	89
Wells Fargo Securities LLC	158
$762

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2019
Assets
Investment in securities, at value (including repurchase agreements of $1,685,785) — See accompanying schedule: Unaffiliated issuers (cost $9,011,707)		$9,012,632
Interest receivable		12,683
Prepaid expenses		8
Receivable from investment adviser for expense reductions		309
Other receivables		400
Total assets		9,026,032
Liabilities
Payable for investments purchased	$119,812
Distributions payable	6,581
Accrued management fee	1,165
Distribution and service plan fees payable	5
Other affiliated payables	335
Other payables and accrued expenses	465
Total liabilities		128,363
Net Assets		$8,897,669
Net Assets consist of:
Paid in capital		$8,896,983
Total distributable earnings (loss)		686
Net Assets		$8,897,669
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($623,328.541 ÷ 623,060.188 shares)		$1.0004
Class II:
Net Asset Value, offering price and redemption price per share ($9,962.195 ÷ 9,958.891 shares)		$1.0003
Class III:
Net Asset Value, offering price and redemption price per share ($13,264.986 ÷ 13,260.181 shares)		$1.0004
Class IV:
Net Asset Value, offering price and redemption price per share ($20.524 ÷ 20.499 shares)		$1.0012
Select Class:
Net Asset Value, offering price and redemption price per share ($12,973.126 ÷ 12,966.898 shares)		$1.0005
Institutional Class:
Net Asset Value, offering price and redemption price per share ($8,238,119.933 ÷ 8,235,454.258 shares)		$1.0003

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2019
Investment Income
Interest		$244,897
Expenses
Management fee	$14,783
Transfer agent fees	3,427
Distribution and service plan fees	62
Accounting fees and expenses	840
Custodian fees and expenses	144
Independent trustees' fees and expenses	55
Registration fees	130
Audit	49
Legal	14
Interest	26
Miscellaneous	46
Total expenses before reductions	19,576
Expense reductions	(4,310)
Total expenses after reductions		15,266
Net investment income (loss)		229,631
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		200
Total net realized gain (loss)		200
Change in net unrealized appreciation (depreciation) on investment securities		1,399
Net increase in net assets resulting from operations		$231,230

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,631	$161,945
Net realized gain (loss)	200	411
Change in net unrealized appreciation (depreciation)	1,399	(2,778)
Net increase in net assets resulting from operations	231,230	159,578
Distributions to shareholders	(229,870)	–
Distributions to shareholders from net investment income	–	(161,931)
Total distributions	(229,870)	(161,931)
Share transactions - net increase (decrease)	(2,804,232)	1,427,420
Total increase (decrease) in net assets	(2,802,872)	1,425,067
Net Assets
Beginning of period	11,700,541	10,275,474
End of period	$8,897,669	$11,700,541

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Money Market Portfolio Class I

Years ended March 31,	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0005	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0215	.0122	.0056	.002	–B
Net realized and unrealized gain (loss)	.0001	(.0002)	.0007	–B	–B
Total from investment operations	.0216	.0120	.0063	.002	–B
Distributions from net investment income	(.0215)	(.0122)	(.0056)	(.002)	–B
Distributions from net realized gain	–	–	(.0002)	–	–
Total distributions	(.0215)	(.0122)	(.0058)	(.002)	–B
Net asset value, end of period	$1.0004	$1.0003	$1.0005	$1.00	$1.00
Total ReturnC	2.19%	1.21%	.64%	.17%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.19%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.19%
Net investment income (loss)	2.14%	1.24%	.45%	.18%	.01%
Supplemental Data
Net assets, end of period (in millions)	$623	$714	$866	$9,638	$6,236

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class II

Years ended March 31,	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0004	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0200	.0107	.0041	.001	–B
Net realized and unrealized gain (loss)	.0001	(.0002)	.0008	–B	–B
Total from investment operations	.0201	.0105	.0049	.001	–B
Distributions from net investment income	(.0200)	(.0107)	(.0041)	(.001)	–B
Distributions from net realized gain	–	–	(.0004)	–	–
Total distributions	(.0200)	(.0107)	(.0045)	(.001)	–B
Net asset value, end of period	$1.0003	$1.0002	$1.0004	$1.00	$1.00
Total ReturnC	2.03%	1.06%	.49%	.06%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.28%	.20%
Expenses net of all reductions	.33%	.33%	.33%	.28%	.20%
Net investment income (loss)	1.99%	1.09%	.30%	.09%	.01%
Supplemental Data
Net assets, end of period (in millions)	$10	$39	$28	$245	$454

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class III

Years ended March 31,	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0004	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0190	.0097	.0031	–B	–B
Net realized and unrealized gain (loss)	.0001	(.0001)	.0006	–B	–B
Total from investment operations	.0191	.0096	.0037	–B	–B
Distributions from net investment income	(.0190)	(.0097)	(.0031)	–B	–B
Distributions from net realized gain	–	–	(.0002)	–	–
Total distributions	(.0190)	(.0097)	(.0033)	–B	–B
Net asset value, end of period	$1.0004	$1.0003	$1.0004	$1.00	$1.00
Total ReturnC	1.93%	.97%	.37%	.04%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%	.46%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.31%	.20%
Expenses net of all reductions	.43%	.43%	.43%	.31%	.20%
Net investment income (loss)	1.89%	.99%	.20%	.06%	.01%
Supplemental Data
Net assets, end of period (in millions)	$13	$8	$8	$894	$1,011

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class IV

Years ended March 31,	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0010	$1.0012	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0166	.0071	.0009	–B	–B
Net realized and unrealized gain (loss)	.0002	(.0002)	.0012	–B	–B
Total from investment operations	.0168	.0069	.0021	–B	–B
Distributions from net investment income	(.0166)	(.0071)	(.0009)	–B	–B
Total distributions	(.0166)	(.0071)	(.0009)	–B	–B
Net asset value, end of period	$1.0012	$1.0010	$1.0012	$1.00	$1.00
Total ReturnC	1.68%	.71%	.21%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%	.71%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.68%	.58%	.33%	.20%
Expenses net of all reductions	.68%	.68%	.58%	.33%	.20%
Net investment income (loss)	1.64%	.74%	.05%	.03%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–E	$–E	$–E	$184	$207

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Select Class

Years ended March 31,	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0006	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0210	.0117	.0051	.001	–B
Net realized and unrealized gain (loss)	.0001	(.0002)	.0007	–B	–B
Total from investment operations	.0211	.0115	.0058	.001	–B
Distributions from net investment income	(.0210)	(.0117)	(.0051)	(.001)	–B
Distributions from net realized gain	–	–	–B	–	–
Total distributions	(.0210)	(.0117)	(.0052)C	(.001)	–B
Net asset value, end of period	$1.0005	$1.0004	$1.0006	$1.00	$1.00
Total ReturnD	2.13%	1.16%	.58%	.12%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.20%
Expenses net of all reductions	.23%	.23%	.23%	.23%	.20%
Net investment income (loss)	2.09%	1.19%	.40%	.13%	.01%
Supplemental Data
Net assets, end of period (in millions)	$13	$31	$28	$771	$1,068

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0052 per share is comprised of distributions from net investment income of $.00514 and distributions from net realized gain of $.00002 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Institutional Class

Years ended March 31,	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0004	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0219	.0126	.0060	.002	.001
Net realized and unrealized gain (loss)	.0001	(.0002)	.0006	–B	–B
Total from investment operations	.0220	.0124	.0066	.002	.001
Distributions from net investment income	(.0219)	(.0126)	(.0060)	(.002)	(.001)
Distributions from net realized gain	–	–	(.0002)	–	–
Total distributions	(.0219)	(.0126)	(.0062)	(.002)	(.001)
Net asset value, end of period	$1.0003	$1.0002	$1.0004	$1.00	$1.00
Total ReturnC	2.24%	1.25%	.66%	.21%	.07%
Ratios to Average Net AssetsD
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	2.18%	1.28%	.49%	.22%	.07%
Supplemental Data
Net assets, end of period (in millions)	$8,238	$10,909	$9,346	$46,487	$32,529

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2019

Days	% of fund's investments 3/31/19
1 - 7	42.2
8 - 30	25.3
31 - 60	14.5
61 - 90	10.0
91 - 180	6.5
> 180	1.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Certificates of Deposit	32.2%
Commercial Paper	29.7%
U.S. Treasury Debt	9.5%
U.S. Government Agency Debt	2.9%
Non-Negotiable Time Deposit	9.1%
Other Instruments	1.0%
Repurchase Agreements	16.8%
Net Other Assets (Liabilities)*	(1.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/19
Class I	2.48%
Class II	2.33%
Class III	2.23%
Select Class	2.43%
Institutional Class	2.52%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2019, the most recent period shown in the table, would have been 2.42% for Class I, 2.27% for Class II, 2.17% for Class III, 2.37% for Select Class and 2.45% for Institutional Class.

Prime Reserves Portfolio

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Certificate of Deposit - 32.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
First Republic Bank (CD)
4/1/19 to 4/4/19	2.55%	$27,000	$27,000
London Branch, Eurodollar, Foreign Banks - 6.0%
CIC London Branch
6/3/19	2.78	95,000	94,572
ING Bank NV
5/16/19 to 5/22/19	2.79	95,000	95,042
KBC Bank NV London
5/31/19 to 6/4/19	2.70	81,000	80,632
Mitsubishi UFJ Trust & Banking Corp.
4/24/19 to 7/11/19	2.65 to 2.77	93,000	92,832
Mizuho Bank Ltd. London Branch
5/7/19 to 6/17/19	2.69 to 2.70	30,000	29,903
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/25/19 to 5/22/19	2.75 to 2.90	57,000	57,020
			450,001
New York Branch, Yankee Dollar, Foreign Banks - 25.8%
Bank of Montreal Chicago CD Program
5/7/19 to 7/2/19	2.87 to 2.91 (b)(c)	98,000	98,019
Bank of Nova Scotia
5/16/19 to 11/20/19	2.62 to 2.88 (b)(c)	236,000	236,043
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/22/19 to 5/29/19	2.71 to 2.75	66,000	66,023
DnB NOR Bank ASA
9/9/19 to 9/23/19	2.59 to 2.62 (b)(c)	133,000	132,990
KBC Bank NV
4/30/19	2.63	64,000	64,011
Landesbank Baden-Wuerttemberg New York Branch
4/1/19 to 4/5/19	2.52	340,154	340,156
Mitsubishi UFJ Trust & Banking Corp.
5/21/19	2.59	27,000	27,004
Mizuho Corporate Bank Ltd.
5/14/19 to 7/30/19	2.62 to 2.82 (b)	235,000	235,058
Sumitomo Mitsui Banking Corp.
5/10/19 to 7/9/19	2.59 to 2.80 (b)	234,000	234,061
Sumitomo Mitsui Trust Bank Ltd.
4/26/19 to 7/16/19	2.59 to 2.80 (b)	121,000	121,020
Svenska Handelsbanken AB
4/17/19 to 8/22/19	2.61 to 2.84 (b)(c)	274,700	274,720
Svenska Handelsbanken, Inc.
9/25/19	2.61	28,000	28,000
Swedbank AB
4/1/19	2.42	64,104	64,104
			1,921,209
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,397,842)			2,398,210

Financial Company Commercial Paper - 26.3%
Amphenol Corp.
4/1/19	2.60	8,450	8,448
Bank of Nova Scotia
5/2/19 to 11/20/19	2.66 to 2.74 (b)(c)	64,000	64,014
Bayerische Landesbank
4/1/19 to 4/5/19	2.49 to 2.55	70,000	69,975
BPCE SA
5/3/19 to 6/10/19	2.65 to 2.86	159,000	158,411
Canadian Imperial Bank of Commerce
8/5/19 to 10/18/19	2.60 to 2.81 (b)	142,000	141,651
Citigroup Global Markets, Inc.
8/15/19 to 8/19/19	2.60	18,000	17,817
Commonwealth Bank of Australia
8/27/19 to 9/18/19	2.58 to 2.63 (b)(c)	32,000	32,000
Credit Agricole CIB
6/3/19	2.68	65,000	64,711
Credit Suisse AG
5/1/19 to 7/23/19	2.59 to 2.87	207,085	205,922
DNB Bank ASA
10/3/19	2.60 (b)(c)	61,000	60,994
J.P. Morgan Securities, LLC
4/3/19 to 9/4/19	2.66 to 2.94 (b)	291,200	289,983
Mitsubishi UFJ Trust & Banking Corp.
5/7/19 to 7/2/19	2.61 to 2.62	12,500	12,430
Natexis Banques Populaires New York Branch
5/3/19 to 5/7/19	2.86	61,000	60,850
National Australia Bank Ltd.
9/30/19	2.60 (b)(c)	51,000	51,000
National Bank of Canada
5/3/19	2.76 (b)(c)	67,000	67,020
Royal Bank of Canada
4/1/19 to 4/18/19	2.64 to 2.69 (b)(c)	120,000	120,009
Sumitomo Mitsui Trust Bank Ltd.
4/22/19 to 6/5/19	2.61 to 2.80	82,000	81,720
The Toronto-Dominion Bank
4/1/19 to 10/17/19	2.50 to 2.85 (b)	294,000	293,483
Toyota Motor Credit Corp.
4/23/19 to 8/2/19	2.64 to 2.74 (b)(c)	64,000	64,013
UBS AG London Branch
4/3/19 to 5/7/19	2.67 to 2.87 (b)(c)	96,000	96,006
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,960,289)			1,960,457

Asset Backed Commercial Paper - 0.2%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)
6/18/19	2.59	3,000	2,983
6/26/19	2.59	3,000	2,981
6/27/19	2.59	3,000	2,981
6/28/19	2.59	5,000	4,968
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $13,917)			13,913

Non-Financial Company Commercial Paper - 3.2%
American Electric Power Co., Inc.
4/1/19 to 4/18/19	2.70 to 2.76	21,500	21,486
Bell Canada
4/16/19 to 5/8/19	2.77 to 2.79	15,700	15,656
CVS Health Corp.
4/1/19	2.70	13,500	13,497
Dominion Resources, Inc.
4/1/19 to 4/16/19	2.71 to 2.76	40,000	39,972
Duke Energy Corp.
4/2/19	2.82	2,000	1,999
ERP Operating LP
4/1/19	2.70	10,000	9,998
Florida Power & Light Co.
4/16/19 to 4/30/19	2.66 to 2.67	10,000	9,984
Rogers Communications, Inc.
4/11/19	2.71	7,000	6,993
4/2/19	2.73	2,000	1,999
4/25/19	2.75	14,000	13,971
4/4/19	2.71	10,000	9,996
4/9/19	2.72	3,000	2,998
Sempra Global
4/1/19	2.70	3,750	3,749
4/10/19	2.75	2,000	1,998
4/16/19	2.86	5,000	4,993
4/18/19	2.77	2,000	1,997
4/22/19	2.77	2,000	1,996
4/23/19	2.78	17,000	16,968
4/24/19	2.78	5,000	4,990
4/25/19	2.87	3,000	2,994
4/8/19	2.75	9,500	9,493
4/9/19	2.75	3,000	2,998
5/8/19	2.82	2,000	1,994
Suncor Energy, Inc.
4/3/19 to 5/24/19	2.81 to 2.95	36,250	36,190
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $238,959)			238,909

U.S. Treasury Debt - 9.5%
U.S. Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Notes
4/15/19	2.47 to 2.59	254,160	254,314
U.S. Treasury Obligations - 6.1%
U.S. Treasury Bills
4/18/19 to 6/27/19	2.42 to 2.43 (d)	399,000	397,592
U.S. Treasury Notes
4/30/19 to 7/31/19	2.44 to 2.45 (d)	57,000	56,922
			454,514
TOTAL U.S. TREASURY DEBT
(Cost $708,751)			708,828

Other Instrument - 1.0%
Master Notes - 1.0%
Toyota Motor Credit Corp.
4/5/19
(Cost $78,000)	2.76 (b)(c)	78,000	78,000

U.S. Government Agency Debt - 2.9%
Federal Agencies - 2.9%
Federal Home Loan Bank
4/12/19 to 5/17/19
(Cost $214,686)	2.42 to 2.45	215,000	214,686

Non-Negotiable Time Deposit - 9.1%
Time Deposits - 9.1%
Abn Amro Bank NV(TD)
4/1/19 to 4/5/19	2.43 to 2.55	135,000	134,999
Barclays Bank PLC
4/1/19	2.66	296,112	296,112
National Bank of Canada (TD)
4/1/19	2.43	52,000	52,000
Royal Bank of Canada
4/5/19	2.55	197,000	196,999
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $680,112)			680,110

U.S. Government Agency Repurchase Agreement - 4.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.63% dated 3/29/19 due 4/1/19 (Collateralized by U.S. Government Obligations) #	$16,004	$16,000
With:
Barclays Bank PLC at 2.66%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $15,307,914, 4.00%, 2/20/49)	15,008	15,000
BNP Paribas, SA at 2.47%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $14,357,508, 0.00% - 4.50%, 10/10/19 - 11/1/48)	14,086	14,000
Citibank NA at:
2.73%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Government Obligations valued at $4,081,859, 1.63% - 3.25%, 5/30/19 - 3/9/29)	4,002	4,000
2.74%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $22,613,199, 0.00% - 3.63%, 3/26/20 - 2/15/44)	22,012	22,000
Deutsche Bank Securities, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $11,222,504, 0.00%, 7/11/19)	11,002	11,000
HSBC Securities, Inc. at 2.74%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Government Obligations valued at $25,507,763, 3.50% - 5.00%, 1/1/27 - 3/1/49)	25,013	25,000
ING Financial Markets LLC at 2.72%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $1,020,386, 5.00%, 1/20/49)	1,001	1,000
J.P. Morgan Securities, LLC at 2.75%, dated 3/27/19 due 4/2/19 (Collateralized by U.S. Government Obligations valued at $15,305,844, 3.00% - 5.50%, 5/1/22 - 10/1/48)	15,007	15,000
Merrill Lynch, Pierce, Fenner & Smith at 2.44%, dated:
3/4/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $9,197,422, 3.73%, 11/20/68)	9,018	9,000
3/6/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $21,457,747, 4.47% - 4.61%, 2/20/69)	21,040	21,000
Nomura Securities International, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $43,869,777, 2.50% - 2.63%, 5/15/24 - 3/31/25)	43,009	43,000
RBC Dominion Securities at:
2.44%, dated 3/13/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $11,344,661, 0.00% - 1.00%, 2/15/46 - 2/15/48)	11,026	11,000
2.45%, dated 3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $11,343,923, 0.00%, 2/15/48)	11,029	11,000
2.48%, dated:
3/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $11,337,817, 0.00%, 2/15/48)	11,023	11,000
3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $15,307,407, 1.38% - 2.75%, 9/30/19 - 5/31/23)	15,031	15,000
3/27/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $7,212,524, 0.00%, 2/15/48)	7,014	7,000
(Collateralized by U.S. Treasury Obligations valued at $7,212,524, 0.00%, 2/15/48)	7,014	7,000
RBC Financial Group at 2.47%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $42,940,329, 2.66% - 4.50%, 5/1/27 - 1/1/49)	42,159	41,900
TD Securities (U.S.A.) at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $13,262,929, 4.00%, 12/1/48)	13,003	13,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $312,900)		312,900

U.S. Treasury Repurchase Agreement - 10.6%
With:
Barclays Bank PLC at 2.62%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $14,287,375, 2.88%, 8/15/28)	14,007	14,000
BNP Paribas, SA at 2.46%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $30,744,394, 1.14% - 4.50%, 4/30/19 - 5/15/46)	30,185	30,000
Commerz Markets LLC at:
2.7%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $18,364,532, 1.38% - 3.13%, 1/31/21 - 5/15/48)	18,009	18,000
2.85%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $18,366,188, 1.88% - 3.63%, 4/30/20 - 5/15/48)	18,010	18,000
2.95%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $84,750,003, 2.50% - 3.63%, 1/31/21 - 5/15/48)	83,020	83,000
Deutsche Bank Securities, Inc. at:
2.53%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $18,543,919, 3.75%, 8/15/41)	18,009	18,000
2.63%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $21,634,826, 3.75%, 8/15/41)	21,005	21,000
2.8%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Treasury Obligations valued at $18,547,320, 3.75%, 8/15/41)	18,010	18,000
2.82%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $18,545,913, 3.75%, 8/15/41)	18,010	18,000
Fixed Income Clearing Corp. - BNYM at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $92,820,056, 0.63%, 1/15/26)	91,020	91,000
HSBC Securities, Inc. at 2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $23,467,097, 0.88% - 2.50%, 9/15/19 - 2/29/24)	23,012	23,000
J.P. Morgan Securities, LLC at:
2.6%, dated 3/29/19 due 4/1/19
(Collateralized by U.S. Treasury Obligations valued at $10,202,210, 1.13% - 8.50%, 5/31/19 - 2/15/39)	10,002	10,000
(Collateralized by U.S. Treasury Obligations valued at $4,080,961, 0.00% - 4.75%, 4/25/19 - 2/15/37)	4,001	4,000
3.41%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $14,284,058, 0.00% - 7.50%, 5/2/19 - 11/15/24)	14,004	14,000
Morgan Stanley & Co., LLC at 3.48%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $7,142,114, 0.00% - 2.25%, 4/30/19 - 8/15/46)	7,002	7,000
MUFG Securities (Canada), Ltd. at:
2.65%, dated 3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $7,143,759, 2.00% - 2.88%, 2/28/21 - 11/15/26)	7,007	7,000
2.7%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Treasury Obligations valued at $5,101,990, 1.75% - 3.38%, 5/15/19 - 11/15/26)	5,003	5,000
2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $5,101,542, 2.00% - 3.13%, 5/15/19 - 11/15/26)	5,003	5,000
2.72%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $7,143,251, 1.75% - 2.88%, 12/31/20 - 11/15/26)	7,004	7,000
MUFG Securities EMEA PLC at 2.59%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $16,491,651, 2.13%, 3/31/24)	16,003	16,000
Natixis SA at 2.48%, dated 3/14/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $24,510,431, 0.00% - 8.75%, 1/2/20 - 2/15/43)	24,031	24,000
RBC Dominion Securities at 2.46%, dated 3/20/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $7,215,821, 1.38% - 2.75%, 9/30/19 - 8/15/46)	7,029	7,000
(Collateralized by U.S. Treasury Obligations valued at $7,215,821, 1.38% - 2.75%, 9/30/19 - 8/15/46)	7,028	7,000
RBC Financial Group at 2.46%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,099,275, 1.38% - 4.50%, 2/28/21 - 8/15/48)	4,025	4,000
RBS Securities, Inc. at 2.55%, dated 3/29/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $42,849,172, 2.75%, 11/15/23)	42,018	42,000
SMBC Nikko Securities America, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,644,501, 2.63%, 6/15/21)	280,062	280,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $791,000)		791,000

Other Repurchase Agreement - 2.0%
Other Repurchase Agreement - 2.0%
With:
Citigroup Global Markets, Inc. at:
3.02%, dated 2/26/19 due 5/28/19 (Collateralized by U.S. Treasury Obligations valued at $13,428,249, 3.00%, 11/15/44)	13,099	13,000
3.07%, dated 2/14/19 due 5/15/19 (Collateralized by Corporate Obligations valued at $7,589,660, 3.12% - 5.99%, 6/25/34 - 1/15/49)	7,054	7,000
J.P. Morgan Securities, LLC at 2.6%, dated 3/29/19 due 4/5/19 (Collateralized by Commercial Paper valued at $32,967,142, 4/18/19 - 7/2/19)	32,016	32,000
Mizuho Securities U.S.A., Inc. at:
2.65%, dated:
3/21/19 due 4/4/19 (Collateralized by Equity Securities valued at $10,808,746)	10,010	10,000
3/29/19 due 4/5/19 (Collateralized by Equity Securities valued at $7,561,677)	7,007	7,000
2.75%, dated 3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $3,091,729, 3.00%, 2/15/48)	3,003	3,000
Societe Generale at:
2.68%, dated 3/29/19 due 4/1/19 (Collateralized by Corporate Obligations valued at $52,552,328, 0.00% - 10.75%, 10/10/19 - 10/15/58)	49,011	49,000
2.8%, dated 3/29/19 due 5/1/19 (Collateralized by Corporate Obligations valued at $20,413,205, 2.90% - 13.00%, 6/5/2115)	19,049	19,000
Wells Fargo Securities, LLC at 2.6%, dated 3/29/19 due 4/5/19 (Collateralized by Equity Securities valued at $10,802,345)	10,005	10,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $150,000)		150,000
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $7,546,456)		7,547,013
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(86,615)
NET ASSETS - 100%		$7,460,398

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $27,913,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $28,000,000.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$16,000,000 due 4/01/19 at 2.63%
BNP Paribas, S.A.	$66
Bank of America NA	677
Bank of Nova Scotia	47
Citibank NA	3,503
ING Financial Markets LLC	98
J.P. Morgan Securities, Inc.	2,371
Mizuho Securities USA, Inc.	742
Sumitomo Mitsu Bk Corp Ny (DI)	3,488
Wells Fargo Securities LLC	5,008
$16,000

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2019
Assets
Investment in securities, at value (including repurchase agreements of $1,253,900) — See accompanying schedule: Unaffiliated issuers (cost $7,546,456)		$7,547,013
Receivable for fund shares sold		48,530
Interest receivable		9,252
Prepaid expenses		4
Receivable from investment adviser for expense reductions		258
Total assets		7,605,057
Liabilities
Payable for investments purchased	$90,859
Payable for fund shares redeemed	21,826
Distributions payable	2,469
Accrued management fee	849
Distribution and service plan fees payable	3
Payable for reverse repurchase agreement	27,981
Other affiliated payables	315
Other payables and accrued expenses	357
Total liabilities		144,659
Net Assets		$7,460,398
Net Assets consist of:
Paid in capital		$7,459,957
Total distributable earnings (loss)		441
Net Assets		$7,460,398
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($3,297,404 ÷ 3,296,519 shares)		$1.0003
Class II:
Net Asset Value, offering price and redemption price per share ($15,962 ÷ 15,958 shares)		$1.0003
Class III:
Net Asset Value, offering price and redemption price per share ($4,060 ÷ 4,059 shares)		$1.0003
Select Class:
Net Asset Value, offering price and redemption price per share ($3,082 ÷ 3,081 shares)		$1.0003
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,139,890 ÷ 4,138,759 shares)		$1.0003

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2019
Investment Income
Interest (including $229 from affiliated interfund lending)		$141,072
Expenses
Management fee	$8,296
Transfer agent fees	2,563
Distribution and service plan fees	17
Accounting fees and expenses	501
Custodian fees and expenses	123
Independent trustees' fees and expenses	27
Registration fees	641
Audit	49
Legal	6
Interest	25
Miscellaneous	17
Total expenses before reductions	12,265
Expense reductions	(2,864)
Total expenses after reductions		9,401
Net investment income (loss)		131,671
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29
Total net realized gain (loss)		29
Change in net unrealized appreciation (depreciation) on investment securities		828
Net increase in net assets resulting from operations		$132,528

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$131,671	$39,393
Net realized gain (loss)	29	9
Change in net unrealized appreciation (depreciation)	828	(405)
Net increase in net assets resulting from operations	132,528	38,997
Distributions to shareholders	(131,823)	–
Distributions to shareholders from net investment income	–	(39,392)
Total distributions	(131,823)	(39,392)
Share transactions - net increase (decrease)	3,171,734	2,780,285
Total increase (decrease) in net assets	3,172,439	2,779,890
Net Assets
Beginning of period	4,287,959	1,508,069
End of period	$7,460,398	$4,287,959

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Reserves Portfolio Class I

Years ended March 31,	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0217	.0123	.0047
Net realized and unrealized gain (loss)	.0002	(.0001)	.0002
Total from investment operations	.0219	.0122	.0049
Distributions from net investment income	(.0217)	(.0123)	(.0047)
Total distributions	(.0217)	(.0123)	(.0047)
Net asset value, end of period	$1.0003	$1.0001	$1.0002
Total ReturnC,D	2.21%	1.23%	.49%
Ratios to Average Net AssetsE
Expenses before reductions	.22%	.22%	.25%F
Expenses net of fee waivers, if any	.18%	.18%	.18%F
Expenses net of all reductions	.18%	.18%	.18%F
Net investment income (loss)	2.20%	1.29%	.68%F
Supplemental Data
Net assets, end of period (in millions)	$3,297	$1,852	$540

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class II

Years ended March 31,	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0202	.0108	.0034
Net realized and unrealized gain (loss)	.0002	(.0001)	.0002
Total from investment operations	.0204	.0107	.0036
Distributions from net investment income	(.0202)	(.0108)	(.0034)
Total distributions	(.0202)	(.0108)	(.0034)
Net asset value, end of period	$1.0003	$1.0001	$1.0002
Total ReturnC,D	2.06%	1.08%	.36%
Ratios to Average Net AssetsE
Expenses before reductions	.38%	.37%	.56%F
Expenses net of fee waivers, if any	.33%	.33%	.33%F
Expenses net of all reductions	.33%	.33%	.33%F
Net investment income (loss)	2.05%	1.14%	.53%F
Supplemental Data
Net assets, end of period (in millions)	$16	$1	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class III

Years ended March 31,	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0192	.0098	.0026
Net realized and unrealized gain (loss)	.0003	(.0002)	.0002
Total from investment operations	.0195	.0096	.0028
Distributions from net investment income	(.0192)	(.0098)	(.0026)
Total distributions	(.0192)	(.0098)	(.0026)
Net asset value, end of period	$1.0003	$1.0000	$1.0002
Total ReturnC,D	1.97%	.97%	.28%
Ratios to Average Net AssetsE
Expenses before reductions	.47%	.47%	.66%F
Expenses net of fee waivers, if any	.43%	.43%	.43%F
Expenses net of all reductions	.43%	.43%	.43%F
Net investment income (loss)	1.95%	1.03%	.43%F
Supplemental Data
Net assets, end of period (in millions)	$4	$1	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Select Class

Years ended March 31,	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0212	.0118	.0043
Net realized and unrealized gain (loss)	.0002	(.0001)	.0002
Total from investment operations	.0214	.0117	.0045
Distributions from net investment income	(.0212)	(.0118)	(.0043)
Total distributions	(.0212)	(.0118)	(.0043)
Net asset value, end of period	$1.0003	$1.0001	$1.0002
Total ReturnC,D	2.16%	1.18%	.45%
Ratios to Average Net AssetsE
Expenses before reductions	.27%	.27%	.45%F
Expenses net of fee waivers, if any	.23%	.23%	.23%F
Expenses net of all reductions	.23%	.23%	.23%F
Net investment income (loss)	2.15%	1.24%	.63%F
Supplemental Data
Net assets, end of period (in millions)	$3	$5	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Institutional Class

Years ended March 31,	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0221	.0127	.0050
Net realized and unrealized gain (loss)	.0002	(.0001)	.0002
Total from investment operations	.0223	.0126	.0052
Distributions from net investment income	(.0221)	(.0127)	(.0050)
Total distributions	(.0221)	(.0127)	(.0050)
Net asset value, end of period	$1.0003	$1.0001	$1.0002
Total ReturnC,D	2.25%	1.27%	.52%
Ratios to Average Net AssetsE
Expenses before reductions	.19%	.19%	.24%F
Expenses net of fee waivers, if any	.14%	.14%	.14%F
Expenses net of all reductions	.14%	.14%	.14%F
Net investment income (loss)	2.24%	1.33%	.72%F
Supplemental Data
Net assets, end of period (in millions)	$4,140	$2,429	$965

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2019

Days	% of fund's investments 3/31/19
1 - 7	82.4
8 - 30	1.4
31 - 60	2.6
61 - 90	5.0
91 - 180	7.1
> 180	1.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Variable Rate Demand Notes (VRDNs)	24.9%
Tender Option Bond	45.6%
Other Municipal Security	18.4%
Investment Companies	10.5%
Net Other Assets (Liabilities)	0.6%

Current 7-Day Yields

3/31/19
Class I	1.41%
Class II	1.26%
Class III	1.16%
Select Class	1.36%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2019, the most recent period shown in the table, would have been 1.38% Class I, 1.24% for Class II, 1.14% for Class III and 1.33% for Select Class.

Tax-Exempt Portfolio

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Variable Rate Demand Note - 24.9%
	Principal Amount (000s)	Value (000s)
Alabama - 2.5%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 1.56% 4/1/19, VRDN (a)	$55,250	$55,250
Series 2014 B, 1.56% 4/1/19, VRDN (a)	38,310	38,310
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 1.51% 4/5/19, LOC Bank of America NA, VRDN (a)(b)	11,400	11,400
Series 2011 B, 1.53% 4/5/19, LOC Societe Generale, VRDN (a)(b)	5,485	5,485
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 1.51% 4/5/19, LOC Bayerische Landesbank, VRDN (a)	33,391	33,391
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.59% 4/5/19, VRDN (a)	9,750	9,750
Series 2009, 1.56% 4/1/19, VRDN (a)	16,770	16,770
West Jefferson Indl. Dev. Series 2008, 1.59% 4/5/19, VRDN (a)	8,000	8,000
		178,356
Alaska - 2.1%
Alaska Int'l. Arpts. Revs. Series 2009 A, 1.5% 4/5/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,530	3,530
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.57% 4/5/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	42,000	42,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.55% 4/5/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	46,900	46,900
Series 1994 C, 1.6% 4/5/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	48,600	48,600
Series 2002, 1.57% 4/5/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	8,200	8,200
		149,230
Arizona - 0.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 1.51% 4/5/19, LOC Bank of America NA, VRDN (a)	19,700	19,700
Series 2008 F, 1.49% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)	10,995	10,995
(Catholic Healthcare West Proj.) Series 2009 F, 1.59% 4/5/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	18,100	18,100
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.56% 4/5/19, VRDN (a)	2,500	2,500
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.51% 4/5/19, LOC Bank of America NA, VRDN (a)	2,825	2,825
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.58% 4/5/19, LOC Freddie Mac, VRDN (a)	8,700	8,700
		62,820
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.54% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)	4,185	4,185
Colorado Univ. Co. Hosp. Auth. Rev. Series 2017 B2, 1.47% 4/5/19, VRDN (a)	1,200	1,200
		5,385
Connecticut - 1.3%
Connecticut Gen. Oblig. Series 2016 C, 1.57% 4/5/19 (Liquidity Facility Bank of America NA), VRDN (a)	58,955	58,955
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 1.52% 4/5/19, LOC Bank of America NA, VRDN (a)	34,635	34,635
		93,590
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.63% 4/5/19, VRDN (a)	9,150	9,150
Series 1999 A, 1.58% 4/5/19, VRDN (a)	1,900	1,900
		11,050
District Of Columbia - 0.1%
District of Columbia Rev. (The Pew Charitable Trust Proj.) Series 2008 A, 1.49% 4/5/19, LOC PNC Bank NA, VRDN (a)	2,970	2,970
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 1.57% 4/5/19, LOC Freddie Mac, VRDN (a)	2,885	2,885
		5,855
Florida - 0.0%
FNMA Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.52% 4/5/19, LOC Fannie Mae, VRDN (a)	875	875
Georgia - 2.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 1.6% 4/1/19, VRDN (a)	8,455	8,455
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 1.55% 4/5/19, LOC Bank of America NA, VRDN (a)	8,575	8,575
Series 2010 B, 1.55% 4/5/19, LOC Bank of America NA, VRDN (a)	26,845	26,845
Effingham County Indl. Dev. Auth. Poll Cont. 1.62% 4/1/19, VRDN (a)	6,370	6,370
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 1.48% 4/5/19, LOC PNC Bank NA, VRDN (a)	21,705	21,705
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.58% 4/1/19, VRDN (a)	16,400	16,400
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.6% 4/1/19, VRDN (a)	9,800	9,800
Series 2008, 1.6% 4/1/19, VRDN (a)	27,900	27,900
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 1.6% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)	15,775	15,775
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 1.6% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)	1,570	1,570
Paulding County Hosp. Auth. Rev. Series 2012 B, 1.51% 4/5/19, LOC Bank of America NA, VRDN (a)	29,000	29,000
		172,395
Illinois - 2.5%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 1.5% 4/5/19, LOC Bank of America NA, VRDN (a)	56,200	56,200
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 1.58% 4/5/19, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (a)	23,300	23,300
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 1.52% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)	40,920	40,920
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 1.52% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)	3,650	3,650
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A1, 1.51% 4/5/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	55,900	55,900
		179,970
Indiana - 0.5%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.54% 4/5/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	10,200	10,200
Indiana Fin. Auth. Rev. Series 2008 E7, 1.55% 4/5/19, VRDN (a)	10,620	10,620
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 1.48% 4/5/19, VRDN (a)	8,125	8,125
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.59% 4/5/19, VRDN (a)	4,850	4,850
Series I, 1.59% 4/5/19, VRDN (a)	2,400	2,400
		36,195
Iowa - 0.7%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 1.54% 4/5/19, VRDN (a)	3,800	3,800
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.54% 4/5/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	16,160	16,160
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.54% 4/5/19, VRDN (a)	13,800	13,800
Iowa Fin. Auth. Rev. Series 2018 C, 1.57% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)	15,400	15,400
		49,160
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.82% 4/5/19, VRDN (a)	4,300	4,300
Series 2007 B, 1.82% 4/5/19, VRDN (a)	2,000	2,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 1.79% 4/5/19, VRDN (a)	16,400	16,400
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.79% 4/5/19, VRDN (a)	1,000	1,000
		23,700
Kentucky - 0.2%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 1.47% 4/5/19, LOC TD Banknorth, NA, VRDN (a)	5,170	5,170
Louisville & Jefferson County Series 2013 C, 1.52% 4/5/19, LOC PNC Bank NA, VRDN (a)	8,840	8,840
		14,010
Louisiana - 1.8%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 1.52% 4/5/19, VRDN (a)	1,550	1,550
Series 2010, 1.57% 4/5/19, VRDN (a)	18,950	18,950
(Christus Health Proj.):
Series 2008 B, 1.57% 4/5/19, VRDN (a)	1,300	1,300
Series 2009 B1, 1.53% 4/5/19, LOC Bank of New York, New York, VRDN (a)	7,610	7,610
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.68% 4/5/19, VRDN (a)	9,000	9,000
Series 2010 B1, 1.68% 4/5/19, VRDN (a)	12,600	12,600
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 1.54% 4/5/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700	15,700
Series 2010 B, 1.54% 4/5/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,200	24,200
Series 2010, 1.54% 4/5/19, LOC Mizuho Bank Ltd., VRDN (a)	36,600	36,600
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.49% 4/5/19, LOC Freddie Mac, VRDN (a)	2,595	2,595
		130,105
Michigan - 0.3%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.53% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)	10,400	10,400
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 1.53% 4/5/19, LOC Bank of New York, New York, VRDN (a)	3,470	3,470
Michigan Fin. Auth. Rev. Series 2016 E3, 1.55% 4/5/19, VRDN (a)	5,030	5,030
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.54% 4/5/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,800	1,800
		20,700
Minnesota - 0.3%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 1.6% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)	20,000	20,000
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.55% 4/5/19, LOC Bank of America NA, VRDN (a)	14,097	14,097
Missouri - 0.8%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, 1.53% 4/5/19, VRDN (a)	4,150	4,150
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2003 C2, 1.55% 4/5/19, VRDN (a)	6,750	6,750
Series 2003 C3, 1.5% 4/5/19, VRDN (a)	34,695	34,695
(Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 1.5% 4/5/19, VRDN (a)	7,540	7,540
Series 2008 C5, 1.55% 4/5/19, VRDN (a)	4,000	4,000
		57,135
New York - 1.5%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000 C, 1.49% 4/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	31,700	31,700
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 1.6% 4/5/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,000	11,000
Series 2003 A2, 1.53% 4/1/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	9,880	9,880
New York Hsg. Fin. Agcy. Rev. (Tribeca Green Hsg. Proj.) Series 2003 A, 1.49% 4/5/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,200	27,200
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 1.52% 4/5/19, LOC Fannie Mae, VRDN (a)	24,800	24,800
		104,580
North Carolina - 1.0%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 1.5% 4/5/19, LOC Rabobank Nederland New York Branch, VRDN (a)	15,905	15,905
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.57% 4/5/19, LOC Cr. Industriel et Commercial, VRDN (a)	52,800	52,800
		68,705
Ohio - 1.7%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.5% 4/5/19, VRDN (a)	62,475	62,475
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.57% 4/5/19, LOC Northern Trust Co., VRDN (a)	500	500
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.52% 4/5/19, LOC Bank of New York, New York, LOC RBS Citizens NA, VRDN (a)	29,950	29,950
Ohio Hosp. Rev. Series 2018 B, 1.49% 4/5/19, LOC PNC Bank NA, VRDN (a)	20,500	20,500
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 1.545% 4/5/19, VRDN (a)	5,400	5,400
		118,825
Pennsylvania - 0.4%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 1.49% 4/5/19, LOC PNC Bank NA, VRDN (a)	1,840	1,840
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.6% 4/5/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 1.49% 4/5/19, LOC PNC Bank NA, VRDN (a)	8,280	8,280
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.) Series 2018 C, 1.56% 4/5/19, LOC RBS Citizens NA, VRDN (a)	2,645	2,645
(Washington Hosp. Proj.) Series 2007 B, 1.5% 4/5/19, LOC PNC Bank NA, VRDN (a)	14,490	14,490
		27,760
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 1.49% 4/5/19, LOC TD Banknorth, NA, VRDN (a)	6,295	6,295
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 1.55% 4/5/19, LOC Bank of America NA, VRDN (a)	1,170	1,170
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.55% 4/5/19, LOC Bank of America NA, VRDN (a)	9,655	9,655
		10,825
Texas - 1.3%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 C, 1.58% 4/5/19, VRDN (a)	21,780	21,780
Series 2016 C, 1.58% 4/5/19, VRDN (a)	6,435	6,435
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 1.64% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
Houston Util. Sys. Rev. Series 2004 B6, 1.5% 4/5/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	17,400	17,400
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.56% 4/5/19 (Total SA Guaranteed), VRDN (a)	400	400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 1.56% 4/5/19 (Total SA Guaranteed), VRDN (a)	1,600	1,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.56% 4/5/19 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.56% 4/5/19 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 1.6% 4/5/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	20,010	20,010
Texas Gen. Oblig. Series 2014 A, 1.55% 4/5/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,890	1,890
Univ. of Texas Board of Regents Sys. Rev.:
Series 2008 B, 1.5% 4/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	9,750	9,750
Series 2008 B2, 1.46% 4/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	1,110	1,110
		89,775
Utah - 0.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.6% 4/5/19, VRDN (a)	17,540	17,540
Virginia - 0.3%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 1.49% 4/5/19, VRDN (a)	6,610	6,610
Series 2003 B, 1.49% 4/5/19, VRDN (a)	4,400	4,400
Series 2003 C, 1.48% 4/5/19, VRDN (a)	8,000	8,000
Series 2003 E, 1.49% 4/5/19, VRDN (a)	1,200	1,200
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.53% 4/5/19, LOC Bank of America NA, VRDN (a)	455	455
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 1.48% 4/5/19, VRDN (a)	1,925	1,925
		22,590
Washington - 0.5%
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 1.55% 4/5/19, LOC Bank of America NA, VRDN (a)	6,030	6,030
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 1.55% 4/5/19, LOC Freddie Mac, VRDN (a)	10,045	10,045
(Willow Tree Grove Apts. Proj.) Series 2011, 1.55% 4/5/19, LOC Freddie Mac, VRDN (a)	17,800	17,800
		33,875
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2018, 1.49% 4/5/19, LOC PNC Bank NA, VRDN (a)	12,510	12,510
Series A, 1.51% 4/5/19, LOC Branch Banking & Trust Co., VRDN (a)	4,200	4,200
		16,710
Wisconsin - 0.1%
Wisconsin Hsg. & Econ. Dev. Auth. 2019 Series B, 1.49% 4/5/19 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (a)	4,400	4,400
Wyoming - 0.4%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.):
Series 1992, 1.65% 4/5/19, VRDN (a)	10,500	10,500
Series 1994, 1.59% 4/5/19, VRDN (a)	3,600	3,600
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.59% 4/5/19, VRDN (a)	2,300	2,300
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.65% 4/5/19, VRDN (a)	3,700	3,700
Series 1992 B, 1.65% 4/5/19, VRDN (a)	4,100	4,100
Series 1994, 1.59% 4/5/19, VRDN (a)	1,600	1,600
		25,800
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,772,308)		1,772,308

Tender Option Bond - 45.6%
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	11,515	11,515
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series Floaters ZF 27 70, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,440	6,440
Black Belt Energy Gas District Ala Participating VRDN Series Floaters XL 00 98, 1.59% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,400	1,400
Homewood Participating VRDN Series Floaters G 37, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,875	2,875
Southeast Alabama Gas Supply District Participating VRDN Series Floaters XG 02 03, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,750	6,750
		28,980
Arizona - 1.0%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,800	4,800
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	36,660	36,660
Lake Havasu City Ariz Participating VRDN Series Floaters G 103, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 1.63%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,110	1,110
Participating VRDN Series Floaters XL 00 71, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000	4,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,200	8,200
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,720	3,720
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 1.63%, tender 5/9/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,525	5,525
Participating VRDN Series Floaters XF 21 92, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,600	2,600
		71,365
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Health C Participating VRDN Series Floaters BAML 50 05, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	22,720	22,720
California - 1.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,600	1,600
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	19,375	19,375
California State Univ. Rev. Participating VRDN:
Series Floaters ZF 25 72, 1.51% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,890	4,890
Series Floaters ZF 26 24, 1.51% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Dignity Health Participating VRDN:
Series 17 04, 1.62% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,590	2,590
Series DBE 80 11, 1.7% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	49,945	49,945
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	1,400	1,400
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	445	445
Univ. of California Revs. Participating VRDN:
Series Spears DB 80 19, 1.65% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	10,000	10,000
Series Spears DB 80 20, 1.65% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,200	4,200
		98,445
Colorado - 2.3%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,100	6,100
Catholic Health Initiatives Participating VRDN:
Series Floaters XF 10 01, 1.55% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,700	2,700
Series Floaters XF 10 03, 1.55% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,200	9,200
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	745	745
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,045	6,045
Series Floaters XF 06 68, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,750	3,750
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters 018, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	6,545	6,545
Series Floaters XF 10 25, 1.55% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,205	5,205
Series Floaters ZM 03 18, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,800	2,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	21,310	21,310
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series Floaters XF 25 13, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	26,765	26,765
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,550	1,550
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 1.63%, tender 6/6/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	880	880
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.63%, tender 6/20/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,200	2,200
Participating VRDN Series Floaters XM 03 85, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,850	1,850
Participating VRDN:
Series Putters 15 XM0007, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,900	6,900
Series RBC E 55, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	32,950	32,950
Series XM 03 05, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,850	7,850
Weld County Colo School District # 4 Participating VRDN Series RBC G 58, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		160,895
Connecticut - 1.2%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,545	3,545
Series Floaters 014, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	6,300	6,300
Series Floaters 016, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	60,050	60,050
Series Floaters G3, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
Series Floaters XL 00 66, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,175	3,175
Series Floaters XM 07 07, 1.56% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,100	4,100
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,750	3,750
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,000	3,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 1.56% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
		89,120
District Of Columbia - 0.9%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,200	1,200
District of Columbia Gen. Oblig.:
Bonds:
Series 2016 23, 1.63%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,635	3,635
Series Solar 0035, 1.63%, tender 5/30/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	525	525
Participating VRDN:
Series Floaters E 108, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	8,995	8,995
Series Floaters E 109, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,550	5,550
Series Floaters G73, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series Floaters YX 10 39, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,655	6,655
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,200	6,200
Series Floaters XM 04 12, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,755	8,755
Series Floaters XM 04 37, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	18,900	18,900
Series XF 23 41, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,385	1,385
		66,800
Florida - 2.6%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,900	4,900
Central Florida Expressway Auth. Rev. Participating VRDN Series Floaters E 62, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	51,200	51,200
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.63%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	800	800
Series Solar 0054, 1.63%, tender 6/20/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	600	600
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.63%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,630	3,630
Florida Dev. Fin. Corp. Healthcare Facility Rev. Participating VRDN Series Floaters BAML 70 04, 1.52% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	25,770	25,770
Florida Gen. Oblig.:
Bonds:
Series Solar 042, 1.63%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,975	1,975
Series Solar 2017 37, 1.63%, tender 4/4/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,090	1,090
Participating VRDN Series Floaters XF 06 80, 1.53% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,300	2,300
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.63%, tender 5/9/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,760	4,760
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.54% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,660	7,660
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,400	1,400
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 1.54% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,575	2,575
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN:
Series Floaters E 70, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	23,420	23,420
Series Floaters XM 07 09, 1.55% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,950	1,950
Series XM 04 70, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	10,530	10,530
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 07 49, 1.55% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,900	3,900
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	11,590	11,590
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,670	1,670
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,700	4,700
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2214, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,800	4,800
Series Floaters XF 25 52, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	10,400	10,400
		182,920
Georgia - 0.5%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 26 49, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.56% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	900	900
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,300	2,300
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,100	5,100
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.63%, tender 5/16/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,700	1,700
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,200	7,200
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,900	7,900
		33,600
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 1.63%, tender 4/18/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	985	985
Participating VRDN Series Floaters XM 04 29, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,665	6,665
Honolulu City & County Gen. Oblig.:
Bonds Series 2016, 1.63%, tender 5/16/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,540	6,540
Participating VRDN Series Floaters XM 07 18, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,590	3,590
		17,780
Illinois - 2.9%
Chicago Board of Ed. Participating VRDN Series Floaters XG 02 17, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,625	5,625
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 36, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,295	8,295
Series Spears DBE 80 22, 1.7% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	12,325	12,325
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,635	9,635
Chicago Wastewtr. Transmission Rev. Participating VRDN:
Series Floaters 028, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,315	2,315
Series Floaters XL 00 94, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,575	4,575
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100	100
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.56% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	873	873
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,400	9,400
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,100	5,100
Series 15 XM0050, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,500	3,500
Series 17 XM 0492, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,250	5,250
Series Floaters 017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	12,000	12,000
Series Floaters XF 25 00, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,580	7,580
Series Floaters XF 25 35, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,400	8,400
Series Floaters XG 01 22, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,335	7,335
Series Floaters XL 00 86, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,360	7,360
Series Floaters XM 05 19, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series MS 3332, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	400	400
Series XF 23 38, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,975	2,975
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 43, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,700	2,700
Series Floaters XL 00 54, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,400	10,400
Series Floaters XX 10 81, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,600	6,600
Series Floaters YX 10 72, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,510	9,510
Series Floaters YX 10 86, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,500	2,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.58% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500	1,500
Series 15 XF2202, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,720	5,720
Series 15 XM 0078, 1.55% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,180	5,180
Series Floaters E100, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	23,500	23,500
Series Floaters XF 27 67, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	9,600	9,600
Series ZF 24 03, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,665	6,665
Series ZF 24 04, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,165	3,165
		205,083
Indiana - 1.8%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,500	3,500
Indiana Fin. Auth. Rev. Participating VRDN:
Series 15 XF0106, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	13,955	13,955
Series Floaters XF 00 50, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,600	4,600
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.53%, tender 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	104,280	104,280
		126,335
Iowa - 0.3%
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	18,645	18,645
Kansas - 0.3%
Johnson County Unified School District #512 Participating VRDN Series Floaters G 90, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,950	3,950
Kansas Dev. Fin. Agcy. Participating VRDN Series Floaters XM 02 92, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,225	6,225
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,035	4,035
Series Floaters XM 07 25, 1.52% 4/5/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	7,100	7,100
		21,310
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 1.55% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,920	2,920
Series Floaters XF 24 85, 1.56% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	11,400	11,400
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,195	5,195
		19,515
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.54% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	10,100	10,100
Series Floaters XF 24 91, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	8,250	8,250
Series Floaters XG 01 50, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,425	5,425
Series Floaters ZF 26 35, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,830	2,830
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,060	10,060
Touro Infirmary Participating VRDN Series Floaters ML 70 03, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,300	4,300
		40,965
Maryland - 0.4%
Baltimore County Gen. Oblig.:
Bonds Series Solar 17 22, 1.63%, tender 4/25/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	11,795	11,795
Participating VRDN Series Floaters XF 06 42, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,900	3,900
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.7%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,000	1,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XG 01 77, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,900	1,900
Series Floaters XG 02 16, 1.55% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,605	2,605
Series XF 10 21, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,960	1,960
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,750	3,750
		26,910
Massachusetts - 0.7%
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,600	1,600
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN Series Floaters ZF 25 67, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,070	2,070
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series 2016 XF2207, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,100	1,100
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 09 67, 1.53% 4/5/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	36,400	36,400
Series Clipper 09 69, 1.53% 4/5/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,075	4,075
Series Floaters XF 25 74, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,300	2,300
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series Floaters XF 25 88, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,700	3,700
		51,245
Michigan - 2.0%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	29,945	29,945
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 1.54% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,240	3,240
Series Floaters XM 04 65, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,535	5,535
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.55% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,500	4,500
Series 16 XM0223, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,010	7,010
Series Floaters XF 05 96, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,775	3,775
Series Floaters XF 05 97, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Series Floaters XF 07 42, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,900	3,900
Series Floaters XF 26 48, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,400	2,400
Series Floaters XG 01 58, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,900	1,900
Series RBC 2016 ZM0131, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series XM 04 72, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,000	2,000
Series XX 1043, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,620	8,620
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 008, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	20,065	20,065
Series Floaters 017, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	12,050	12,050
Series Floaters 027, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,535	11,535
Series ZF 06 55, 1.52% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,405	3,405
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,900	1,900
Univ. of Michigan Rev. Participating VRDN:
Series Floaters XF 25 48, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000	4,000
Series Floaters XF 27 53, 1.52% 4/5/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	4,000	4,000
Series Floaters ZF 05 90, 1.53% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,365	2,365
		139,145
Minnesota - 0.0%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,335	3,335
Mississippi - 0.3%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters G67, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,750	1,750
Series ROC II R 14027, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,680	3,680
Mississippi Hosp. Equip. & Facilities Auth. Participating VRDN Series Floaters BAML 50 06, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	19,385	19,385
		24,815
Missouri - 1.0%
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 15, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	15,805	15,805
Mercy Health Participating VRDN Series Floaters XL 00 80, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,165	4,165
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 06 75, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,460	4,460
Series Floaters XG 01 57, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	13,190	13,190
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.56% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	19,500	19,500
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.55% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,500	1,500
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series 15 XF 0046 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,250	2,250
Series Floaters 17 010, 1.55% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,690	4,690
Series Floaters XM 05 75, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,800	3,800
		69,360
Nebraska - 0.4%
Douglas County School District #1 Bonds:
Series Solar 00 27, 1.63%, tender 4/4/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	16,795	16,795
Series Solar 0059, 1.63%, tender 4/4/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,635	1,635
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	8,000	8,000
Series Floaters XX 10 04, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,800	1,800
		28,230
Nevada - 0.7%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.63%, tender 4/4/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,290	1,290
Series Solar 17 25, 1.63%, tender 6/20/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	995	995
Participating VRDN:
Series Floaters XF 25 80, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,825	10,825
Series Floaters ZF 27 33, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,070	7,070
Series Floaters ZM 06 33, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,095	4,095
Series Floaters ZM 06 39, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,845	1,845
Series XM 06 38, 1.53% 4/5/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,200	7,200
Clark County Wtr. Reclamation District Participating VRDN Series 16 ZF0446, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	11,965	11,965
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 1.54% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,185	2,185
		47,470
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,825	8,825
New Jersey - 0.1%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 1.52% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,500	1,500
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400	2,400
		3,900
New York - 4.7%
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN Series Floaters XF 24 80, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	9,600	9,600
New York City Gen. Oblig. Participating VRDN:
Series 15 ZF0198, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,690	3,690
Series Floaters E87, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series Floaters XF 06 40, 1.52% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	17,235	17,235
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	31,775	31,775
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,535	8,535
Series Floaters E 129, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	47,800	47,800
Series Floaters XF 05 88, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,100	8,100
Series Floaters XF 26 01, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,800	4,800
Series Floaters XF 27 57, 1.52% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	16,375	16,375
Series Floaters XM 04 45, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	16,000	16,000
Series Putters 15 XM0002, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,520	9,520
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 27 82, 1.52% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	27,130	27,130
Series Floaters XF 05 66, 1.52% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,000	4,000
Series Floaters XF 06 76, 1.52% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,500	3,500
Series Floaters XF 27 31, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,600	4,600
Series Floaters ZF 26 37, 1.52% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,200	3,200
Series ROC II R 11902, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,400	7,400
Series ROC II R 14022, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,000	5,000
Series XF 06 37, 1.52% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,760	8,760
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 1.56% 4/5/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	4,700	4,700
Series ROC II R 14005, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
ROC II R 11944, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	13,000	13,000
Series Floaters XM 03 67, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,000	9,000
Series XF 22 68, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,400	6,400
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,425	4,425
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,480	7,480
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,520	14,520
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,000	2,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series Floaters XF 06 36, 1.52% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,500	5,500
Series Floaters ZF 26 32, 1.52% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,600	2,600
Series XM 04 76, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,195	2,195
		333,120
North Carolina - 1.3%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,455	1,455
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,500	3,500
Series Floaters ZF 24 90, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,750	3,750
Series Floaters ZM 05 34, 1.53% 4/5/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,900	2,900
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, 1.63%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 16 XF 0290, 1.53% 4/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,255	1,255
Series Floaters XL 00 55, 1.52% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	39,755	39,755
Series MS 15 ZM0105, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,185	2,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,335	3,335
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000	1,000
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	14,245	14,245
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Floaters YX 10 88, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,200	3,200
Series Floaters ZM 05 63, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,200	4,200
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,625	7,625
		94,870
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Ohio - 1.1%
Berea Ohio City School District Participating VRDN Series RBC G 54, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,400	2,400
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,700	3,700
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.62% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	955	955
Elyria City School District Participating VRDN Series Floaters G 107, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,985	4,985
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,200	1,200
Kettering Med. Ctr., Inc., Participating VRDN Series Floaters BAML 50 03, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	17,050	17,050
Lakewood City School District Bonds Series Solar 0067, 1.63%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,915	1,915
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.63%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,495	6,495
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,880	1,880
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 131, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	7,475	7,475
Series Floaters E 132, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,800	6,800
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN Series Floaters ZF 05 85, 1.53% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,170	3,170
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000	4,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,700	2,700
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN:
Series Floaters XF 27 11, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,595	4,595
Series Floaters XF 27 83, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,825	2,825
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.7%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	900	900
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,500	1,500
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.53% 4/5/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,900	1,900
		76,445
Oklahoma - 0.2%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.56% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,365	3,365
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	800	800
Series Floaters XX 10 96, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,235	11,235
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 1.63%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
		15,995
Oregon - 0.3%
Clackamas County School District #7J Bonds Series Solar 0053, 1.63%, tender 6/27/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,800	1,800
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.56% 4/5/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,470	3,470
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,000	3,000
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series XF 23 17, 1.53% 4/1/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,555	6,555
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.63%, tender 6/6/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	880	880
State of Oregon Participating VRDN Series Floaters G 91, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,950	3,950
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		22,455
Pennsylvania - 2.1%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.6% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,800	1,800
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series Floaters E72, 1.67%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	11,600	11,600
Participating VRDN Series Floaters XX 10 94, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,970	3,970
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	4,600	4,600
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Participating VRDN Series Floaters XG 02 01, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,400	7,400
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000	1,000
Series Floaters YX 10 49, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,490	10,490
1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,285	6,285
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	5,100	5,100
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.55% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters XF 24 54, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,630	5,630
Series Floaters XG 01 80, 1.5% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,255	5,255
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2016 E75, 1.67%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	3,295	3,295
Series WF 11 26C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series Floaters 2018 029, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,100	1,100
Series Floaters E 101, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	30,500	30,500
Series XX 10 44, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,665	6,665
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series 2017, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,160	3,160
Series Floaters XF 07 19, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.53%, tender 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	31,105	31,105
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,595	8,595
		153,050
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 1.53% 4/5/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,550	5,550
South Carolina - 1.0%
Berkeley County School District Bonds Series Solar 17 0030, 1.63%, tender 5/16/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, 1.63%, tender 4/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	990	990
Participating VRDN Series Floaters XM 04 42, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000	3,000
Lancaster County School District Bonds Series Solar 17 21, 1.63%, tender 6/6/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Lexington County School District #1 Bonds Series Solar 0058, 1.63%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,100	1,100
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN:
Series 2018 Floaters XL 00 79, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,800	4,800
Series Floaters XF 07 43, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,950	6,950
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	26,215	26,215
Series Floaters XG 01 49, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,315	11,315
Series Floaters XG 02 20, 1.54% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,480	2,480
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Floaters XM 06 91, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	15,000	15,000
		73,040
Tennessee - 1.2%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	15,390	15,390
Series Floaters XG 01 94, 1.54% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,535	5,535
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,985	3,985
Series Floaters XL 00 62, 1.56% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN:
Series 2014 ZF0208, 1.6% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Series Floaters XM 04 46, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,500	4,500
Sullivan County Health, Ed. and Hsg. Board Participating VRDN Series Floaters BAML 50 01, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	48,100	48,100
Vanderbilt Hosp. Participating VRDN 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,100	7,100
		88,210
Texas - 6.0%
Abilene Participating VRDN Series Floaters G31, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	9,355	9,355
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 1.53% 4/5/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,600	5,600
Bexar County Gen. Oblig. Participating VRDN Series Floaters G12, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,250	4,250
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Cypress-Fairbanks Independent School District Participating VRDN Series 2017 XM 0496, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,670	6,670
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,375	2,375
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Floaters ZF 26 97, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,000	6,000
Denton Independent School District Participating VRDN Series Floaters XF 06 48, 1.53% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,750	3,750
El Paso Gen. Oblig. Participating VRDN Series RBC G 59, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	11,200	11,200
Harris County Gen. Oblig. Participating VRDN Series Clipper 09 73, 1.53% 4/5/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	39,700	39,700
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	10,180	10,180
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	9,500	9,500
Hays Consolidated Independent School District Bonds Series Solar 0050, 1.63%, tender 4/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	780	780
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters ZF 06 19, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,665	6,665
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,100	6,100
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,405	2,405
Humble Independent School District Participating VRDN Series Floaters XF 26 63, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000	4,000
Hutto Independent School District Participating VRDN Series Floaters G 76, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,655	6,655
Klein Independent School District Participating VRDN Series ROCS II R 11942, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	9,200	9,200
Laredo Gen. Oblig. Participating VRDN Series RBC G 60, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,620	4,620
Leander Independent School District Participating VRDN:
Series Floaters G 62, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Series Floaters G34, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Series Floaters XF 24 22, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	9,250	9,250
Lower Colorado River Auth. Rev. Participating VRDN Series Floaters E 128, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,140	2,140
Mansfield Independent School District Participating VRDN Series Floaters XG 01 55, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,503	5,503
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,900	3,900
New Hope Cultural Ed. Facilities Finc Participating VRDN:
Series Floaters XF 05 99, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,040	6,040
Series Floaters XF 07 10, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,985	3,985
Northwest Independent School District Participating VRDN Series Floaters G 94, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,950	3,950
Princeton Independent School District Participating VRDN Series Floaters G14, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Floaters XM 03 77, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	26,625	26,625
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,500	5,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750	3,750
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,465	7,465
Spring Branch Independent School District Participating VRDN Series Floaters XM 07 16, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,180	6,180
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 1.55% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
Series 16 ZF 0282, 1.54% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,760	7,760
Series Floaters XF 27 38, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,800	3,800
Series XY1001, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,620	4,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,100	2,100
Series Floaters XM 06 98, 1.54% 4/5/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	2,785	2,785
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.55% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,150	1,150
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,730	5,730
Texas Gen. Oblig. Participating VRDN:
Series 15 XF0075, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	11,915	11,915
Series Floaters G 65, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500	4,500
Series Floaters XF 07 32, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,465	4,465
Series Floaters XM 04 04, 1.53% 4/5/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,500	7,500
Series Floaters XM 05 18, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series MS 3390, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Texas St. Wtr. Finl. Auth. Rev. Participating VRDN Series 16 XM 02 56, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500	7,500
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 1.54% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,600	3,600
Series Floaters XF 25 57, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,720	6,720
Series Floaters XF 27 17, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	10,190	10,190
Series Floaters XF 27 30, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,200	5,200
Series Floaters XG 01 66, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,283	3,283
Series Floaters XG 02 11, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	14,000	14,000
Series Floaters XM 06 85, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	34,785	34,785
Series Floaters ZM 05 87, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,750	3,750
Series XF 06 25, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,700	2,700
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.53% 4/5/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,400	2,400
Whitehouse Independent School District Participating VRDN Series Floaters G10, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,700	2,700
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
		427,341
Utah - 0.2%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 1.55% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,100	4,100
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,300	4,300
Series Floaters XG 01 71, 1.56% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,050	3,050
		16,980
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,565	1,565
Virginia - 1.3%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500	7,500
Series Floaters XG 01 91, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	16,400	16,400
Series MS 3309, 1.53% 4/5/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	2,300	2,300
Fairfax County Indl. Dev. Auth. Rev. Participating VRDN Series XG 00 21, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,660	6,660
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.63%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,300	2,300
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, 1.63%, tender 4/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,040	1,040
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.7%, tender 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)(e)	35,090	35,090
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, 1.63%, tender 5/30/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Participating VRDN:
Series 15 ZF0173, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series Floaters XF 06 26, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,125	3,125
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,400	3,400
Virginia Gen. Oblig. Bonds Series 2016 11, 1.63%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	495	495
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.7%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,800	1,800
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 48, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,500	7,500
1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,015	1,015
		94,920
Washington - 2.5%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.55% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,700	9,700
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	8,655	8,655
Series Floaters XF 05 33, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Centralia School District No. 401 Participating VRDN Series Floaters G74, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500	4,500
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,135	4,135
King County Pub. Hosp. District #2 Participating VRDN Series Floaters G 79, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,955	1,955
King County Shoreline School District # 412 Gen. Oblig. Participating VRDN Series Floaters XF 27 29, 1.52% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	8,000	8,000
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	25,985	25,985
Series Putters 15 XM0012, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,105	8,105
Series ROC II R 11962, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,200	2,200
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 0055, 1.63%, tender 6/27/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,670	1,670
Series Solar 17 19, 1.63%, tender 5/30/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Series WF 11-18C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	600	600
Participating VRDN:
Series Floaters FG 02 26, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,455	5,455
Series Floaters XF 06 64, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,165	5,165
Series Floaters XF 06 65, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 1.63%, tender 4/25/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,180	1,180
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 1.56% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,000	7,000
Series Floaters XM 06 81, 1.56% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	11,970	11,970
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series 16 XM0219, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,335	4,335
Series Floaters XF 06 11, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,800	3,800
Series Floaters XF 25 39, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,900	3,900
Series Floaters XM 06 94, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,985	4,985
Series MS 33 864X, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,700	1,700
Series ROC II R 14074, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,900	3,900
Series XF 0294, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,000	6,000
1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,205	9,205
Series 15 XF0148, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,465	6,465
Series 2015 XF0150, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,655	3,655
Series Floaters XF 25 27, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,875	2,875
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,530	2,530
		175,220
Wisconsin - 0.9%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,215	4,215
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, 1.63%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 1.54% 4/5/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,955	4,955
Series Floaters 022, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,065	10,065
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 06 14, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,810	4,810
Series Floaters XF 07 41, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,100	4,100
Series Floaters XF 24 18, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,000	5,000
Series Floaters XF 25 41, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,600	6,600
Series Floaters ZF 26 36, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,800	4,800
Series XM 04 79, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 3184, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,260	7,260
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,600	4,600
		61,605
TOTAL TENDER OPTION BOND
(Cost $3,251,079)		3,251,079

Other Municipal Security - 18.4%
Alabama - 0.5%
Huntsville Health Care Auth. Rev. Series 2019:
1.71% 4/2/19, CP	12,000	12,000
1.8% 6/4/19, CP	13,700	13,700
1.88% 7/2/19, CP	9,300	9,300
		35,000
Arizona - 0.1%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	5,065	5,103
California - 1.1%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.6%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	5,670	5,670
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.6%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,465	2,465
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2019, 1.78% 4/4/19 (Liquidity Facility Royal Bank of Canada), CP	22,900	22,900
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 1.69% 7/30/19, LOC Sumitomo Mitsui Banking Corp., CP	50,000	50,000
		81,035
Colorado - 0.0%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 5% 6/27/19	1,200	1,209
Connecticut - 0.6%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 5% 10/15/19	4,100	4,167
Series 2014 H, 5% 11/15/19	1,100	1,119
Series 2017 B, 5% 4/15/19	725	726
Series 2018 A, 5% 4/15/19	1,700	1,702
Series 2018 B, 5% 4/15/19	6,600	6,608
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2018 A, 5% 1/1/20	1,425	1,457
Series 2018 B, 5% 10/1/19	8,500	8,620
East Hampton Gen. Oblig. BAN Series 2018, 2.75% 9/12/19	1,713	1,718
Milford Gen. Oblig. BAN Series 2018, 3% 11/4/19	4,980	5,008
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	5,400	5,429
Windham Gen. Oblig. BAN Series 2019, 3% 8/21/19	4,500	4,518
		41,072
Florida - 2.3%
Broward County School District TAN Series 2018, 3% 6/12/19	31,000	31,064
Florida Local Govt. Fin. Cmnty. Series A1, 1.68% 4/2/19, LOC JPMorgan Chase Bank, CP	30,000	30,000
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	78,790	79,287
Pinellas County School District TAN Series 2018, 3% 6/28/19	14,250	14,286
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.8%, tender 10/25/19 (a)(f)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.75%, tender 10/25/19 (a)(f)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.8%, tender 10/25/19 (a)(f)	5,300	5,300
		164,737
Georgia - 1.0%
Atlanta Arpt. Rev.:
Series D1, 1.95% 7/2/19, LOC Bank of America NA, CP	21,600	21,600
Series D3, 1.95% 7/2/19, LOC Bank of America NA, CP	3,200	3,200
Series F1, 1.95% 7/2/19, LOC Bank of America NA, CP	300	300
Series F3, 1.95% 7/2/19, LOC Bank of America NA, CP	200	200
Series H1:
1.83% 5/31/19, LOC PNC Bank NA, CP	1,367	1,367
2.05% 5/31/19, LOC PNC Bank NA, CP	14,000	14,000
Series I3, 1.87% 6/6/19, LOC JPMorgan Chase Bank, CP	658	658
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.6%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	19,165	19,165
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.6%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	11,005	11,005
		71,495
Illinois - 1.3%
Illinois Fin. Auth. Ed. Rev. Series LOY:
1.8% 7/8/19, LOC PNC Bank NA, CP	26,000	26,000
1.88% 7/17/19, LOC PNC Bank NA, CP	12,340	12,340
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.8%, tender 10/25/19 (a)(f)	600	600
(Rush Univ. Med. Ctr. Proj.) Series 2009 D, 6.625% 5/1/19 (Pre-Refunded to 5/1/19 @ 100)	1,125	1,129
Series 2012 H, 1.72% tender 5/13/19, CP mode	32,585	32,585
Series 2012 I, 1.89% tender 6/4/19, CP mode	11,060	11,060
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.89% tender 6/4/19, CP mode	5,800	5,800
		89,514
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.84% 4/2/19, LOC JPMorgan Chase Bank, CP	18,700	18,700
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.95% tender 4/4/19, CP mode	4,400	4,400
Maryland - 0.1%
Montgomery County Gen. Oblig. Bonds Series 2011 A, 4.5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	5,800	5,837
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
1.7% tender 5/10/19, CP mode	8,100	8,100
1.8% tender 5/3/19, CP mode	7,800	7,800
		15,900
Michigan - 0.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.75%, tender 10/25/19 (a)(f)	500	500
Michigan Bldg. Auth. Rev. Bonds Series 2013 A, 5% 4/15/19	3,175	3,179
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/19	14,100	14,206
Michigan State Univ. Revs. Bonds Series 2010 C, 5% 8/15/19	1,110	1,122
		19,007
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 1.82% 4/3/19, CP	7,000	7,000
Montana - 0.2%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 1.87%, tender 3/2/20 (a)	6,335	6,335
Series 2007, 1.87%, tender 3/2/20 (a)	6,165	6,165
		12,500
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.84% 4/3/19, CP	5,600	5,600
1.84% 4/5/19, CP	5,450	5,450
1.88% 6/4/19, CP	5,400	5,400
		16,450
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 1.79% tender 6/13/19, CP mode	15,100	15,100
New Jersey - 0.8%
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	26,300	26,532
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	8,170	8,203
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	1,200	1,200
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2018 1, 3.25% 11/26/19	3,600	3,626
Series 2018 B, 3% 4/22/19	11,700	11,708
Camden County BAN Series 2018 A, 3% 10/23/19	5,196	5,223
		56,492
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds:
Series 2014 A, 5%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)	1,000	1,010
Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.418%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	8,400	8,401
		9,411
New York - 0.0%
New York City Trust For Cultural Bonds Series 2014 B2, SIFMA Municipal Swap Index + 0.020% 1.52%, tender 7/9/19 (a)(f)	1,145	1,145
Ohio - 0.5%
American Muni. Pwr. BAN Series 2018, 3% 12/5/19 (Ohio Gen. Oblig. Guaranteed)	1,435	1,443
Firelands Ohio Local School District BAN Series 2018, 3% 8/22/19 (Ohio Gen. Oblig. Guaranteed)	1,460	1,465
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	2,100	2,119
Kent Various Purp. Bond BAN Series 2018, 2.875% 8/21/19	1,575	1,581
Lake County Gen. Oblig. BAN Series 2019, 3% 1/16/20	3,000	3,021
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.388%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	5,500	5,501
Mayfield Heights Gen. Oblig. BAN Series 2019, 3% 4/2/20 (Ohio Gen. Oblig. Guaranteed) (g)	1,600	1,618
North Ridgeville Gen. Oblig. BAN Series 2018, 3% 6/13/19	2,250	2,255
Ohio Ctfs. Prtn. Bonds Series 2018, 5% 9/1/19	6,260	6,338
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	1,500	1,503
South-Western City School District Franklin & Pickway County BAN Series 2018, 3.125% 6/4/19	1,250	1,252
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	3,600	3,617
Worthington City School District BAN Series 2018, 3% 4/15/19	2,600	2,601
		34,314
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.85%, tender 10/25/19 (a)(f)	1,650	1,650
South Carolina - 0.0%
Georgetown County School District BAN Series 2018, 3% 6/20/19	3,745	3,753
Tennessee - 0.8%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
1.75% 4/12/19, LOC State Street Bank & Trust Co., Boston, CP	9,200	9,200
1.8% 6/12/19, LOC State Street Bank & Trust Co., Boston, CP	15,900	15,900
1.88% 6/5/19, LOC State Street Bank & Trust Co., Boston, CP	28,900	28,900
		54,000
Texas - 7.4%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.7%, tender 10/25/19 (a)(f)	2,900	2,900
Series 2014 B, 2.08%, tender 12/1/19 (a)	3,300	3,303
Series 2016 B3, 1.85% tender 7/2/19, CP mode	19,200	19,200
Harris County Flood District Cont. Ctfs. of Prtn. Series H:
1.79% 5/16/19 (Liquidity Facility JPMorgan Chase Bank), CP	2,950	2,950
1.8% 5/16/19 (Liquidity Facility JPMorgan Chase Bank), CP	8,700	8,700
Harris County Gen. Oblig.:
Series E1, 1.8% 5/16/19, LOC Landesbank Hessen-Thuringen, CP	22,100	22,100
Series E2, 1.68% 4/4/19, LOC Barclays Bank PLC, CP	11,500	11,500
Harris County Metropolitan Trans. Auth.:
Series A1:
1.75% 6/27/19 (Liquidity Facility JPMorgan Chase Bank), CP	17,150	17,150
1.79% 4/10/19 (Liquidity Facility JPMorgan Chase Bank), CP	9,600	9,600
1.8% 6/19/19 (Liquidity Facility JPMorgan Chase Bank), CP	14,750	14,750
Series A3, 1.8% 6/19/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	13,000	13,000
Houston Gen. Oblig. Series E1, 1.75% 4/16/19, LOC Citibank NA, CP	3,300	3,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.8%, tender 10/25/19 (a)(f)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.8%, tender 10/25/19 (a)(f)	2,400	2,400
Texas A&M Univ. Rev. Series B, 1.66% 4/2/19, CP	11,550	11,550
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	299,000	301,478
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.8% 4/2/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	21,000	21,000
1.8% 4/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	25,000	25,000
1.84% 4/11/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
Univ. of Texas Permanent Univ. Fund Rev. Series A, 1.84% 4/12/19, CP	9,500	9,500
Upper Trinity Reg'l. Wtr. District Series 2019:
1.67% 4/2/19, LOC Bank of America NA, CP	7,100	7,100
1.9% 5/9/19, LOC Bank of America NA, CP	6,100	6,100
		526,381
Virginia - 0.0%
Norfolk Econ. Dev. Auth. Rev. Series 97, 1.84% 4/3/19, CP	1,700	1,700
Univ. of Virginia Gen. Rev. Series 2003 A, 1.6% 4/3/19, CP	1,300	1,300
		3,000
Wisconsin - 0.2%
Milwaukee Gen. Oblig. Bonds Series 2018 B5, 5% 4/1/19	3,390	3,390
Wisconsin Trans. Rev. Series 2013 A:
1.72% 4/4/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,100	7,100
1.87% 4/15/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,190	4,190
		14,680
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,308,885)		1,308,885
	Shares (000s)	Value (000s)

Investment Company - 10.5%
Fidelity Tax-Free Cash Central Fund, 1.45% (h)(i)
(Cost $751,448)	751,378	751,448
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $7,083,720)		7,083,720
NET OTHER ASSETS (LIABILITIES) - 0.6%		41,501
NET ASSETS - 100%		$7,125,221

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,745,000 or 0.6% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,545,000 or 1.7% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 1.67%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$11,600
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.7%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$4,600
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	12/17/18	$2,315
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$6,545
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 11/21/18	$6,300
Dignity Health Participating VRDN Series 17 04, 1.62% 5/10/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 1/18/19	$2,590
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 3/25/19	$11,200
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$12,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$5,100
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,880
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$2,700
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.7%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$900
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.67%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 10/9/18	$3,295
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	11/10/16	$1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$1,100
Riverton Hosp. Rev. Bonds Series WF 11 35C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.7%, tender 6/7/19 (Liquidity Facility Citibank NA)	5/18/17 - 9/7/18	$35,090
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.7%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$1,800
Washington Gen. Oblig. Bonds Series WF 11-16C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$7,634
Total	$7,634

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,332,272)	$6,332,272
Fidelity Central Funds (cost $751,448)	751,448
Total Investment in Securities (cost $7,083,720)		$7,083,720
Cash		20
Receivable for investments sold		21,315
Receivable for fund shares sold		25,978
Interest receivable		28,656
Distributions receivable from Fidelity Central Funds		974
Prepaid expenses		4
Receivable from investment adviser for expense reductions		175
Other receivables		54
Total assets		7,160,896
Liabilities
Payable for investments purchased
Regular delivery	$1,200
Delayed delivery	1,618
Payable for fund shares redeemed	29,650
Distributions payable	1,856
Accrued management fee	835
Distribution and service plan fees payable	1
Other affiliated payables	408
Other payables and accrued expenses	107
Total liabilities		35,675
Net Assets		$7,125,221
Net Assets consist of:
Paid in capital		$7,125,148
Total distributable earnings (loss)		73
Net Assets		$7,125,221
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($7,113,474 ÷ 7,112,099 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($389 ÷ 389 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,549 ÷ 1,549 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($9,809 ÷ 9,804 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2019
Investment Income
Interest		$91,413
Income from Fidelity Central Funds		7,634
Total income		99,047
Expenses
Management fee	$8,785
Transfer agent fees	3,765
Distribution and service plan fees	20
Accounting fees and expenses	528
Custodian fees and expenses	48
Independent trustees' fees and expenses	29
Registration fees	278
Audit	42
Legal	7
Miscellaneous	17
Total expenses before reductions	13,519
Expense reductions	(2,182)
Total expenses after reductions		11,337
Net investment income (loss)		87,710
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	197
Total net realized gain (loss)		197
Net increase in net assets resulting from operations		$87,907

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,710	$27,522
Net realized gain (loss)	197	(17)
Net increase in net assets resulting from operations	87,907	27,505
Distributions to shareholders	(87,704)	–
Distributions to shareholders from net investment income	–	(27,522)
Total distributions	(87,704)	(27,522)
Share transactions - net increase (decrease)	2,632,164	2,225,123
Total increase (decrease) in net assets	2,632,367	2,225,106
Net Assets
Beginning of period	4,492,854	2,267,748
End of period	$7,125,221	$4,492,854
Other Information
Distributions in excess of net investment income end of period		$(1)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.014	.008	.004	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	.001	–A
Total from investment operations	.014	.008	.005	.001	–A
Distributions from net investment income	(.014)	(.008)	(.004)	–A	–A
Distributions from net realized gain	–	–	(.001)	(.001)	–A
Total distributions	(.014)	(.008)	(.005)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.40%	.84%	.50%	.08%	.03%
Ratios to Average Net AssetsC,D
Expenses before reductions	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.05%	.06%
Expenses net of all reductions	.18%	.18%	.18%	.05%	.06%
Net investment income (loss)	1.40%	.86%	.44%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$7,113	$4,488	$2,262	$1,429	$2,166

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class II

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.007	.003	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A
Total from investment operations	.012	.007	.003	.001	–A
Distributions from net investment income	(.012)	(.007)	(.003)	–A	–A
Distributions from net realized gain	–	–	(.001)	(.001)	–A
Total distributions	(.012)	(.007)	(.003)B	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	1.24%	.69%	.35%	.08%	.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.36%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.06%	.06%
Expenses net of all reductions	.33%	.33%	.33%	.05%	.06%
Net investment income (loss)	1.25%	.71%	.29%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–F	$–F	$–F	$1	$12

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0027 and distributions from net realized gain of $.0007 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class III

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.006	.002	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	.001	–A
Total from investment operations	.011	.006	.003	.001	–A
Distributions from net investment income	(.011)	(.006)	(.002)	–A	–A
Distributions from net realized gain	–	–	(.001)	(.001)	–A
Total distributions	(.011)	(.006)	(.003)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.14%	.59%	.25%	.08%	.03%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.46%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.43%	.43%	.39%	.06%	.06%
Expenses net of all reductions	.43%	.43%	.39%	.06%	.06%
Net investment income (loss)	1.15%	.61%	.23%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2	$3	$5	$215	$285

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Select Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.008	.004	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A
Total from investment operations	.013	.008	.004	.001	–A
Distributions from net investment income	(.013)	(.008)	(.004)	–A	–A
Distributions from net realized gain	–	–	(.001)	(.001)	–A
Total distributions	(.013)	(.008)	(.004)B	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	1.35%	.79%	.44%	.08%	.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.06%	.06%
Expenses net of all reductions	.23%	.23%	.23%	.06%	.06%
Net investment income (loss)	1.35%	.81%	.39%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$10	$1	$–F	$4	$4

 A Amount represents less than $.0005 per share.

 B Total distributions of $.004 per share is comprised of distributions from net investment income of $.0037 and distributions from net realized gain of $.0007 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Prime Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio, Money Market Portfolio and Prime Reserves Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges from Class I to Institutional Class for eligible shareholders.

In accordance with amendments to Rule 2a-7 of the 1940 Act, Prime Money Market Portfolio and Prime Reserves Portfolio (the Institutional Funds) have each been designated an institutional money market fund, and the value of their shares are calculated to four decimal places that fluctuates based upon changes in the value of their investments.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Institutional Fund's investments to the Fair Value Committee (the Committee) established by the Institutional Funds' investment adviser. In accordance with valuation policies and procedures approved by the Board, each Institutional Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Institutional Funds' valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Institutional Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Institutional Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities, U.S. government and government agency obligations, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Treasury Portfolio	$211
Government Portfolio	714
Money Market Portfolio	824
Prime Money Market Portfolio	400
Tax-Exempt Portfolio	53

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$21,502,814	$–	$–	$–
Treasury Portfolio	24,843,685	–	–	–
Government Portfolio	110,894,597	–	–	–
Money Market Portfolio	55,588,711	–	–	–
Prime Money Market Portfolio	9,011,707	1,020	(95)	925
Prime Reserves Portfolio	7,546,456	721	(164)	557
Tax-Exempt Portfolio	7,083,720	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$-	$31	$-	$-	$-
Treasury Portfolio	-	101	-	-	-
Government Portfolio	-	267	-	(166)	-
Money Market Portfolio	-	873	-	-	-
Prime Money Market Portfolio	-	396	-	-	925
Prime Reserves Portfolio	-	43	-	-	557
Tax-Exempt Portfolio	57	-	69	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Government Portfolio	(166)	(–)	(166)	(166)

The tax character of distributions paid was as follows:

March 31, 2019
	Tax-Exempt Income	Ordinary Income	Total
Treasury Only Portfolio	$–	$339,391	$339,391
Treasury Portfolio	–	457,872	457,872
Government Portfolio	–	2,185,195	2,185,195
Money Market Portfolio	–	910,234	910,234
Prime Money Market Portfolio	–	229,870	229,870
Prime Reserves Portfolio	–	131,823	131,823
Tax-Exempt Portfolio	87,704	–	87,704

March 31, 2018
	Tax-Exempt Income	Ordinary Income	Total
Treasury Only Portfolio	$–	$125,645	$125,645
Treasury Portfolio	–	207,508	207,508
Government Portfolio	–	952,412	952,412
Money Market Portfolio	–	296,842	296,842
Prime Money Market Portfolio	–	161,931	161,931
Prime Reserves Portfolio	–	39,392	39,392
Tax-Exempt Portfolio	27,522	–	27,522

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Prime Money Market Portfolio, Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions and the weighted average interest rate with payments included in the Statement of Operations as a component of interest expense is as follows:

	Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	$69,840	2.17
Prime Money Market Portfolio	$42,486	2.41
Prime Reserves Portfolio	$16,675	2.42

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$586	$1
Class III	2,492	–
Class IV	615	1
Select Class	73	3
	$3,766	$5
Treasury Portfolio:
Class II	$640	$–(a)
Class III	6,614	–
Class IV	4,891	8
Select Class	117	–(a)
	$12,262	$8
Government Portfolio:
Class II	$1,300	$80
Class III	8,186	–
Select Class	262	–
	$9,748	$80
Money Market Portfolio:
Class II	$310	$–
Class III	422	12
Select Class	7	1
	$739	$13
Prime Money Market Portfolio:
Class II	$28	$4
Class III	24	–
Class IV	–(a)	–(a)
Select Class	10	1
	$62	$5
Prime Reserves Portfolio:
Class II	$8	$4
Class III	6	6
Select Class	3	3
	$17	$13
Tax-Exempt Portfolio:
Class II	$1	$–(a)
Class III	9	2
Select Class	10	9
	$20	$11

 (a) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$4,429
Class II	235
Class III	598
Class IV	74
Select Class	87
Institutional Class	2,467
$7,890
Treasury Portfolio
Class I	$5,744
Class II	256
Class III	1,587
Class IV	587
Select Class	140
Institutional Class	2,976
$11,290
Government Portfolio
Class I	$19,320
Class II	520
Class III	1,965
Select Class	314
Institutional Class	22,010
$44,129
Money Market Portfolio
Class I	$9,804
Class II	124
Class III	101
Select Class	8
Institutional Class	7,029
$17,066
Prime Money Market Portfolio
Class I	$489
Class II	11
Class III	6
Class IV	–(a)
Select Class	12
Institutional Class	2,909
$3,427
Prime Reserves Portfolio
Class I	$1,563
Class II	3
Class III	1
Select Class	4
Institutional Class	992
$2,563
Tax-Exempt Portfolio
Class I	$3,750
Class II	–(a)
Class III	2
Select Class	13
$3,765

 (a) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Treasury Only Portfolio	.01
Treasury Portfolio	.01
Government Portfolio	–(a)
Money Market Portfolio	–(a)
Prime Money Market Portfolio	.01
Prime Reserves Portfolio	.01
Tax-Exempt Portfolio	.01

 (a) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	14,792	2.29%
Prime Reserves Portfolio	Lender	18,712	2.41%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$2,308
Class II	.33%	121
Class III	.43%	309
Class IV	.68%	40
Select Class	.23%	46
Institutional Class	.14%	3,387
Treasury Portfolio
Class I	.18%	$2,752
Class II	.33%	125
Class III	.43%	752
Class IV	.68%	290
Select Class	.23%	67
Institutional Class	.14%	3,853
Government Portfolio
Class I	.18%	$8,416
Class II	.33%	226
Class III	.43%	866
Select Class	.23%	123
Institutional Class	.14%	26,663
Money Market Portfolio
Class I	.18%	$4,637
Class II	.33%	59
Class III	.43%	47
Select Class	.23%	4
Institutional Class	.14%	8,977
Prime Money Market Portfolio
Class I	.18%	$259
Class II	.33%	6
Class III	.43%	3
Class IV	.68%	–
Select Class	.23%	6
Institutional Class	.14%	4,036
Prime Reserves Portfolio
Class I	.18%	$1,115
Class II	.33%	2
Class III	.43%	1
Select Class	.23%	3
Institutional Class	.14%	1,743
Tax-Exempt Portfolio
Class I	.18%	$2,172
Class II	.33%	–(a)
Class III	.43%	1
Select Class	.23%	7

 (a) In the amount of less than five hundred dollars.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Only Portfolio	$20
Treasury Portfolio	13
Government Portfolio	187
Money Market Portfolio	2
Prime Money Market Portfolio	–(a)
Tax-Exempt Portfolio	2

 (a) In the amount of less than five hundred dollars.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2019	Year ended March 31, 2018
Treasury Only Portfolio
Distributions to shareholders
Class I	$143,374	$–
Class II	7,351	–
Class III	16,970	–
Class IV	1,785	–
Select Class	2,748	–
Institutional Class	167,163	–
Total	$339,391	$–
From net investment income
Class I	$–	$64,342
Class II	–	1,813
Class III	–	6,096
Class IV	–	322
Select Class	–	1,329
Institutional Class	–	51,743
Total	$–	$125,645
Treasury Portfolio
Distributions to shareholders
Class I	$187,753	$–
Class II	7,941	–
Class III	44,799	–
Class IV	14,278	–
Select Class	4,465	–
Institutional Class	198,636	–
Total	$457,872	$–
From net investment income
Class I	$–	$78,910
Class II	–	5,392
Class III	–	18,539
Class IV	–	3,805
Select Class	–	3,108
Institutional Class	–	97,754
Total	$–	$207,508
Government Portfolio
Distributions to shareholders
Class I	$628,979	$–
Class II	15,863	–
Class III	55,962	–
Select Class	10,424	–
Institutional Class	1,473,967	–
Total	$2,185,195	$–
From net investment income
Class I	$–	$298,377
Class II	–	5,610
Class III	–	22,241
Select Class	–	7,297
Institutional Class	–	618,887
Total	$–	$952,412
Money Market Portfolio
Distributions to shareholders
Class I	$366,046	$–
Class II	4,372	–
Class III	3,201	–
Select Class	302	–
Institutional Class	536,313	–
Total	$910,234	$–
From net investment income
Class I	$–	$131,597
Class II	–	378
Class III	–	1,083
Select Class	–	190
Institutional Class	–	163,594
Total	$–	$296,842
Prime Money Market Portfolio
Distributions to shareholders
Class I	$17,365	$–
Class II	347	–
Class III	191	–
Class IV	–(a)	–
Select Class	418	–
Institutional Class	211,549	–
Total	$229,870	$–
From net investment income
Class I	$–	$10,974
Class II	–	416
Class III	–	84
Select Class	–	260
Institutional Class	–	150,197
Total	$–	$161,931
Prime Reserves Portfolio
Distributions to shareholders
Class I	$57,391	$–
Class II	116	–
Class III	46	–
Select Class	132	–
Institutional Class	74,138	–
Total	$131,823	$–
From net investment income
Class I	$–	$15,394
Class II	–	11
Class III	–	17
Select Class	–	49
Institutional Class	–	23,921
Total	$–	$39,392
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$87,375	$–
Class II	7	–
Class III	40	–
Select Class	282	–
Total	$87,704	$–
From net investment income
Class I	$–	$27,486
Class II	–	3
Class III	–	26
Select Class	–	7
Total	$–	$27,522

 (a) In the amount of less than five hundred dollars.

7. Share Transactions.

Share Transactions may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2019	Year ended March 31, 2018
Treasury Only Portfolio
Class I
Shares sold	16,867,872	13,898,146	$16,867,872	$13,898,146
Reinvestment of distributions	81,692	40,742	81,692	40,742
Shares redeemed	(16,892,500)	(14,600,049)	(16,892,500)	(14,600,049)
Net increase (decrease)	57,064	(661,161)	$57,064	$(661,161)
Class II
Shares sold	1,124,688	565,102	$1,124,688	$565,102
Reinvestment of distributions	1,083	564	1,083	564
Shares redeemed	(862,345)	(463,274)	(862,345)	(463,274)
Net increase (decrease)	263,426	102,392	$263,426	$102,392
Class III
Shares sold	4,277,368	3,565,814	$4,277,368	$3,565,814
Reinvestment of distributions	7,234	2,797	7,234	2,797
Shares redeemed	(4,169,447)	(3,561,332)	(4,169,447)	(3,561,332)
Net increase (decrease)	115,155	7,279	$115,155	$7,279
Class IV
Shares sold	384,846	317,011	$384,846	$317,011
Reinvestment of distributions	1,785	322	1,785	322
Shares redeemed	(347,070)	(233,734)	(347,070)	(233,734)
Net increase (decrease)	39,561	83,599	$39,561	$83,599
Select Class
Shares sold	1,198,584	1,022,884	$1,198,584	$1,022,884
Reinvestment of distributions	1,346	498	1,346	498
Shares redeemed	(1,144,783)	(996,313)	(1,144,783)	(996,313)
Net increase (decrease)	55,147	27,069	$55,147	$27,069
Institutional Class
Shares sold	22,039,510	14,115,053	$22,039,510	$14,115,053
Reinvestment of distributions	108,627	28,860	108,627	28,860
Shares redeemed	(17,005,503)	(12,407,055)	(17,005,503)	(12,407,055)
Net increase (decrease)	5,142,634	1,736,858	$5,142,634	$1,736,858
Treasury Portfolio
Class I
Shares sold	59,788,639	64,687,881	$59,788,640	$64,687,881
Reinvestment of distributions	67,559	27,365	67,559	27,365
Shares redeemed	(58,238,210)	(64,779,012)	(58,238,210)	(64,779,012)
Net increase (decrease)	1,617,988	(63,766)	$1,617,989	$(63,766)
Class II
Shares sold	2,324,146	2,540,275	$2,324,146	$2,540,275
Reinvestment of distributions	1,169	66	1,169	66
Shares redeemed	(1,782,931)	(2,787,589)	(1,782,931)	(2,787,589)
Net increase (decrease)	542,384	(247,248)	$542,384	$(247,248)
Class III
Shares sold	8,198,113	9,138,371	$8,198,113	$9,138,371
Reinvestment of distributions	4,094	2,304	4,094	2,304
Shares redeemed	(8,556,713)	(8,901,163)	(8,556,713)	(8,901,163)
Net increase (decrease)	(354,506)	239,512	$(354,506)	$239,512
Class IV
Shares sold	1,734,007	1,879,779	$1,734,007	$1,879,779
Reinvestment of distributions	347	93	347	93
Shares redeemed	(1,442,914)	(1,747,578)	(1,442,914)	(1,747,578)
Net increase (decrease)	291,440	132,294	$291,440	$132,294
Select Class
Shares sold	910,548	1,869,589	$910,548	$1,869,589
Reinvestment of distributions	1,158	436	1,158	436
Shares redeemed	(1,049,717)	(1,768,887)	(1,049,717)	(1,768,887)
Net increase (decrease)	(138,011)	101,138	$(138,011)	$101,138
Institutional Class
Shares sold	122,810,974	111,217,162	$122,810,974	$111,217,162
Reinvestment of distributions	151,540	61,080	151,540	61,080
Shares redeemed	(123,500,040)	(106,879,463)	(123,500,040)	(106,879,463)
Net increase (decrease)	(537,526)	4,398,779	$(537,526)	$4,398,779
Government Portfolio
Class I
Shares sold	289,390,945	272,416,239	$289,390,945	$272,416,239
Reinvestment of distributions	179,727	90,725	179,727	90,725
Shares redeemed	(292,046,252)	(272,174,814)	(292,046,252)	(272,174,814)
Net increase (decrease)	(2,475,580)	332,150	$(2,475,580)	$332,150
Class II
Shares sold	2,560,684	4,629,479	$2,560,684	$4,629,479
Reinvestment of distributions	1,804	556	1,804	556
Shares redeemed	(2,470,042)	(4,795,417)	(2,470,042)	(4,795,417)
Net increase (decrease)	92,446	(165,382)	$92,446	$(165,382)
Class III
Shares sold	11,579,703	7,973,803	$11,579,703	$7,973,803
Reinvestment of distributions	16,752	7,153	16,752	7,153
Shares redeemed	(11,550,866)	(7,667,677)	(11,550,866)	(7,667,677)
Net increase (decrease)	45,589	313,279	$45,589	$313,279
Select Class
Shares sold	6,131,529	3,552,271	$6,131,529	$3,552,271
Reinvestment of distributions	6,069	6,213	6,069	6,213
Shares redeemed	(6,252,278)	(3,750,178)	(6,252,278)	(3,750,178)
Net increase (decrease)	(114,680)	(191,694)	$(114,680)	$(191,694)
Institutional Class
Shares sold	609,674,828	527,275,544	$609,674,828	$527,275,544
Reinvestment of distributions	1,007,890	394,418	1,007,890	394,418
Shares redeemed	(600,227,688)	(521,284,015)	(600,227,688)	(521,284,015)
Net increase (decrease)	10,455,030	6,385,947	$10,455,030	$6,385,947
Money Market Portfolio
Class I
Shares sold	25,813,993	14,607,331	$25,813,993	$14,607,331
Reinvestment of distributions	324,970	114,911	324,970	114,911
Shares redeemed	(16,543,114)	(9,807,798)	(16,543,114)	(9,807,798)
Net increase (decrease)	9,595,849	4,914,444	$9,595,849	$4,914,444
Class II
Shares sold	587,214	106,105	$587,214	$106,105
Reinvestment of distributions	4,163	372	4,163	372
Shares redeemed	(291,834)	(52,708)	(291,834)	(52,708)
Net increase (decrease)	299,543	53,769	$299,543	$53,769
Class III
Shares sold	284,097	136,885	$284,097	$136,885
Reinvestment of distributions	2,976	1,083	2,976	1,083
Shares redeemed	(385,995)	(97,100)	(385,995)	(97,100)
Net increase (decrease)	(98,922)	40,868	$(98,922)	$40,868
Select Class
Shares sold	29,862	4,726	$29,862	$4,726
Reinvestment of distributions	302	190	302	190
Shares redeemed	(13,181)	(1,093)	(13,181)	(1,093)
Net increase (decrease)	16,983	3,823	$16,983	$3,823
Institutional Class
Shares sold	40,205,108	18,849,926	$40,205,108	$18,849,926
Reinvestment of distributions	492,002	147,053	492,002	147,053
Shares redeemed	(23,608,922)	(13,127,259)	(23,608,922)	(13,127,259)
Net increase (decrease)	17,088,188	5,869,720	$17,088,188	$5,869,720
Prime Money Market Portfolio
Class I
Shares sold	7,333,547	5,653,623	$7,336,948	$5,656,249
Reinvestment of distributions	11,275	6,359	11,280	6,362
Shares redeemed	(7,435,118)	(5,812,154)	(7,438,548)	(5,814,892)
Net increase (decrease)	(90,296)	(152,172)	$(90,320)	$(152,281)
Class II
Shares sold	88,992	132,538	$89,024	$132,586
Reinvestment of distributions	190	320	190	320
Shares redeemed	(118,426)	(121,410)	(118,470)	(121,455)
Net increase (decrease)	(29,244)	11,448	$(29,256)	$11,451
Class III
Shares sold	8,262	6,390	$8,265	$6,393
Reinvestment of distributions	186	81	186	81
Shares redeemed	(2,886)	(6,975)	(2,887)	(6,978)
Net increase (decrease)	5,562	(504)	$5,564	$(504)
Class IV
Shares sold	–	–	–	–
Reinvestment of distributions	–(a)	–(a)	–(b)	–(b)
Shares redeemed	–	–	–	–
Net increase (decrease)	–(a)	–(a)	–(b)	–(b)
Select Class
Shares sold	430	22,922	$431	$22,934
Reinvestment of distributions	396	255	396	255
Shares redeemed	(18,981)	(19,602)	(18,990)	(19,612)
Net increase (decrease)	(18,155)	3,575	$(18,163)	$3,577
Institutional Class
Shares sold	61,720,399	70,629,449	$61,741,607	$70,654,399
Reinvestment of distributions	146,685	108,397	146,738	108,434
Shares redeemed	(64,538,078)	(69,173,476)	(64,560,402)	(69,197,656)
Net increase (decrease)	(2,670,994)	1,564,370	$(2,672,057)	$1,565,177
Prime Reserves Portfolio
Class I
Shares sold	4,314,991	2,492,943	$4,316,094	$2,493,435
Reinvestment of distributions	43,430	10,884	43,442	10,886
Shares redeemed	(2,913,383)	(1,191,854)	(2,914,100)	(1,192,085)
Net increase (decrease)	1,445,038	1,311,973	$1,445,436	$1,312,236
Class II
Shares sold	15,243	–	$15,246	$–
Reinvestment of distributions	116	10	116	10
Shares redeemed	(414)	–	(414)	–
Net increase (decrease)	14,945	10	$14,948	$10
Class III
Shares sold	3,311	6,568	$3,312	$6,570
Reinvestment of distributions	46	16	46	16
Shares redeemed	(310)	(6,575)	(310)	(6,576)
Net increase (decrease)	3,047	9	$3,048	$10
Select Class
Shares sold	10,080	12,419	$10,083	$12,422
Reinvestment of distributions	132	48	132	48
Shares redeemed	(11,976)	(9,069)	(11,979)	(9,071)
Net increase (decrease)	(1,764)	3,398	$(1,764)	$3,399
Institutional Class
Shares sold	6,228,311	3,730,498	$6,229,892	$3,731,229
Reinvestment of distributions	65,958	19,899	65,975	19,903
Shares redeemed	(4,584,674)	(2,286,060)	(4,585,801)	(2,286,502)
Net increase (decrease)	1,709,595	1,464,337	$1,710,066	$1,464,630
Tax-Exempt Portfolio
Class I
Shares sold	10,545,923	5,614,251	$10,545,923	$5,614,251
Reinvestment of distributions	69,305	20,135	69,305	20,135
Shares redeemed	(7,990,114)	(3,408,646)	(7,990,114)	(3,408,646)
Net increase (decrease)	2,625,114	2,225,740	$2,625,114	$2,225,740
Class II
Shares sold	1,261	–	$1,261	$–
Reinvestment of distributions	5	3	5	3
Shares redeemed	(1,261)	–	(1,261)	–
Net increase (decrease)	5	3	$5	$3
Class III
Shares sold	57,855	25,144	$57,855	$25,144
Reinvestment of distributions	25	17	25	17
Shares redeemed	(59,494)	(26,788)	(59,494)	(26,788)
Net increase (decrease)	(1,614)	(1,627)	$(1,614)	$(1,627)
Select Class
Shares sold	29,139	1,000	$29,139	$1,000
Reinvestment of distributions	19	7	19	7
Shares redeemed	(20,499)	–	(20,499)	–
Net increase (decrease)	8,659	1,007	$8,659	$1,007

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the "Funds"), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except Prime Reserves Portfolio; the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and from June 2, 2016 to March 31, 2017 for the Prime Reserves Portfolio; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 14, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 264 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2015

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Treasury Only Portfolio
Class I	.18%
Actual		$1,000.00	$1,010.90	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,010.10	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,009.60	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class IV	.68%
Actual		$1,000.00	$1,008.40	$3.40
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Select Class	.23%
Actual		$1,000.00	$1,010.60	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,011.10	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Treasury Portfolio
Class I	.18%
Actual		$1,000.00	$1,011.00	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,010.20	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,009.70	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class IV	.68%
Actual		$1,000.00	$1,008.40	$3.40
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Select Class	.23%
Actual		$1,000.00	$1,010.70	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,011.10	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Government Portfolio
Class I	.18%
Actual		$1,000.00	$1,011.00	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,010.20	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,009.70	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Select Class	.23%
Actual		$1,000.00	$1,010.70	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,011.20	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,012.00	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,011.30	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,010.80	$2.16
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Select Class	.23%
Actual		$1,000.00	$1,011.80	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,012.20	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Prime Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,011.80	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,011.00	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,010.60	$2.16
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class IV	.70%
Actual		$1,000.00	$1,009.30	$3.51
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Select Class	.23%
Actual		$1,000.00	$1,011.50	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,012.10	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Prime Reserves Portfolio
Class I	.18%
Actual		$1,000.00	$1,012.00	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,011.20	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,010.70	$2.16
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Select Class	.23%
Actual		$1,000.00	$1,011.70	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,012.20	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Tax-Exempt Portfolio
Class I	.18%
Actual		$1,000.00	$1,007.40	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,006.70	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,006.20	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Select Class	.23%
Actual		$1,000.00	$1,007.20	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Treasury Only Portfolio	$3,751
Tax-Exempt Portfolio	$97,574

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100.0%
Treasury Portfolio	36.42%
Government Portfolio	52.39%
Money Market Portfolio	0.68%
Prime Money Market Portfolio	3.29%
Prime Reserves Portfolio	2.50%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2019 to March 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$109,396,806
Treasury Portfolio	$107,044,734
Government Portfolio	$540,008,984
Money Market Portfolio	$203,678,058
Prime Money Market Portfolio	$43,070,506
Prime Reserves Portfolio	$30,191,738

During fiscal year ended 2019, 100% of Tax-Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

IMM-ANN-0519
1.701843.121

Item 2.

Code of Ethics

As of the end of the period, March 31, 2019, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$38,000	$100	$5,100	$1,100
Money Market Portfolio	$37,000	$100	$5,100	$1,100
Prime Money Market Portfolio	$37,000	$100	$5,100	$1,100
Prime Reserves Portfolio	$37,000	$100	$4,800	$1,100
Tax-Exempt Portfolio	$31,000	$100	$5,100	$1,000
Treasury Only Portfolio	$32,000	$100	$5,100	$1,000
Treasury Portfolio	$38,000	$100	$5,100	$1,100

March 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$40,000	$100	$5,100	$1,100
Money Market Portfolio	$38,000	$100	$5,100	$1,100
Prime Money Market Portfolio	$38,000	$100	$5,100	$1,100
Prime Reserves Portfolio	$38,000	$100	$4,800	$1,000
Tax-Exempt Portfolio	$32,000	$100	$5,100	$900
Treasury Only Portfolio	$33,000	$100	$5,100	$1,000
Treasury Portfolio	$39,000	$100	$5,100	$1,100

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2019A	March 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$5,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2019A	March 31, 2018A
Deloitte Entities	$790,000	$370,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 24, 2019